UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: High Income Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	2.9
Ally Financial, Inc.	2.4
Community Health Systems, Inc.	2.1
Tenet Healthcare Corp.	2.1
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.	1.9
11.4

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Energy	16.3
Telecommunications	10.5
Healthcare	8.7
Cable/Satellite TV	7.2
Diversified Financial Services	5.8

Quality Diversification (% of fund's net assets)

As of June 30, 2019
BBB	3.5%
BB	41.8%
B	34.4%
CCC,CC,C	14.0%
Short-Term Investments and Net Other Assets	6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Nonconvertible Bonds	88.2%
Convertible Bonds, Preferred Stocks	0.6%
Bank Loan Obligations	2.0%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 22.6%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.8%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$4,480,000	$4,138,469
3.375% 8/15/26	1,580,000	1,536,051
		5,674,520
Nonconvertible Bonds - 88.2%
Aerospace - 3.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	5,085,000	5,313,825
Bombardier, Inc.:
6.125% 1/15/23 (a)	7,925,000	8,033,969
7.5% 12/1/24 (a)	1,705,000	1,739,100
7.875% 4/15/27 (a)	2,920,000	2,923,650
BWX Technologies, Inc. 5.375% 7/15/26 (a)	2,935,000	3,030,241
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,742,250
6.25% 3/15/26 (a)	4,300,000	4,498,875
6.375% 6/15/26	4,340,000	4,394,250
		31,676,160
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	5,330,000	5,569,850
Banks & Thrifts - 2.4%
Ally Financial, Inc.:
3.875% 5/21/24	1,560,000	1,590,888
5.75% 11/20/25	13,625,000	15,071,263
8% 11/1/31	6,215,000	8,214,428
		24,876,579
Broadcasting - 1.3%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,435,000	3,443,588
4.625% 7/15/24 (a)(c)	1,390,000	1,422,359
5% 8/1/27 (a)	3,455,000	3,515,117
5.375% 4/15/25 (a)	1,495,000	1,541,719
6% 7/15/24 (a)	3,330,000	3,422,408
		13,345,191
Cable/Satellite TV - 7.1%
Altice SA 7.75% 5/15/22 (a)	562,000	571,133
Cablevision Systems Corp. 5.875% 9/15/22	1,695,000	1,794,581
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	7,775,000	7,792,008
5% 2/1/28 (a)	8,430,000	8,608,716
5.125% 5/1/23 (a)	1,065,000	1,087,298
5.125% 5/1/27 (a)	5,530,000	5,725,541
5.5% 5/1/26 (a)	4,285,000	4,484,467
5.875% 4/1/24 (a)	2,000,000	2,090,000
CSC Holdings LLC:
5.375% 7/15/23 (a)	5,000,000	5,137,500
5.5% 5/15/26 (a)	7,580,000	7,949,146
7.5% 4/1/28 (a)	2,370,000	2,601,786
7.75% 7/15/25 (a)	2,825,000	3,056,368
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,486,931
6.75% 6/1/21	2,110,000	2,212,863
7.75% 7/1/26	2,070,000	2,028,600
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,284,913
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	3,965,000	4,006,315
6% 1/15/27 (a)	3,095,000	3,102,738
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,230,000	3,285,588
		72,306,492
Capital Goods - 0.9%
AECOM:
5.125% 3/15/27	4,750,000	4,940,000
5.875% 10/15/24	3,735,000	4,045,005
		8,985,005
Chemicals - 2.6%
CF Industries Holdings, Inc. 5.15% 3/15/34	170,000	165,750
Element Solutions, Inc. 5.875% 12/1/25 (a)	6,140,000	6,393,275
OCI NV 6.625% 4/15/23 (a)	3,285,000	3,416,400
Olin Corp. 5.125% 9/15/27	2,270,000	2,329,588
The Chemours Co. LLC 5.375% 5/15/27	2,675,000	2,547,938
TPC Group, Inc. 8.75% 12/15/20 (a)	6,400,000	6,376,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,704,625
Valvoline, Inc. 4.375% 8/15/25	2,355,000	2,349,113
		26,282,689
Consumer Products - 0.1%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	945,000	988,706
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,155,000	4,222,519
6% 2/15/25 (a)	2,920,000	3,025,850
7.25% 5/15/24 (a)	1,275,000	1,343,531
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,105,000	3,167,100
OI European Group BV 4% 3/15/23 (a)	2,850,000	2,864,250
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,115,000	2,204,888
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,790,000	1,823,563
7% 7/15/24 (a)	1,855,000	1,918,107
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,700,100
		23,269,908
Diversified Financial Services - 5.8%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,585,000	1,481,975
FLY Leasing Ltd.:
5.25% 10/15/24	4,917,000	5,015,340
6.375% 10/15/21	2,890,000	2,958,638
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,280,000	5,332,800
6.25% 2/1/22	2,390,000	2,455,725
6.25% 5/15/26 (a)	2,335,000	2,361,269
6.75% 2/1/24	4,500,000	4,674,375
MSCI, Inc. 4.75% 8/1/26 (a)	3,120,000	3,237,000
Navient Corp.:
5.5% 1/25/23	3,150,000	3,236,625
5.875% 10/25/24	345,000	348,881
6.125% 3/25/24	947,000	970,675
6.5% 6/15/22	2,795,000	2,976,759
6.75% 6/15/26	2,050,000	2,126,875
7.25% 1/25/22	1,925,000	2,076,594
7.25% 9/25/23	2,423,000	2,586,553
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	820,000	846,371
5.5% 2/15/24 (a)	1,220,000	1,315,136
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,840,000	3,820,800
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	3,185,000	3,081,488
6.875% 2/15/23 (a)	1,050,000	1,050,000
Springleaf Financial Corp.:
6.875% 3/15/25	2,180,000	2,387,056
7.125% 3/15/26	1,300,000	1,409,850
Tempo Acquisition LLC 6.75% 6/1/25 (a)	2,920,000	3,007,600
		58,758,385
Diversified Media - 0.9%
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,085,000	2,834,992
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	3,295,000	3,237,338
5.5% 10/1/21 (a)	450,000	451,688
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,250,000	2,247,188
		8,771,206
Electric Utilities No Longer Use - 0.2%
Vistra Operations Co. LLC 5% 7/31/27 (a)	1,885,000	1,949,740
Energy - 15.9%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	1,385,000	1,447,464
California Resources Corp. 8% 12/15/22 (a)	8,140,000	6,135,525
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	5,325,000	5,784,281
5.875% 3/31/25	2,935,000	3,268,856
7% 6/30/24	4,335,000	4,985,684
Cheniere Energy Partners LP:
5.25% 10/1/25	6,355,000	6,569,481
5.625% 10/1/26 (a)	3,190,000	3,365,450
Chesapeake Energy Corp. 8% 1/15/25	5,120,000	4,723,200
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	3,500,000	3,500,000
Comstock Escrow Corp. 9.75% 8/15/26	4,250,000	3,261,875
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(d)	4,095,000	4,091,781
6.875% 6/15/25 (a)	2,230,000	2,283,877
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,545,000	4,601,813
6.25% 4/1/23	2,710,000	2,764,200
DCP Midstream Operating LP 5.375% 7/15/25	3,420,000	3,603,825
Denbury Resources, Inc.:
9% 5/15/21 (a)	3,350,000	3,299,750
9.25% 3/31/22 (a)	4,095,000	3,839,063
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	455,000	471,494
5.75% 1/30/28 (a)	455,000	478,888
Ensco PLC 7.75% 2/1/26	2,725,000	2,030,125
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	1,670,000	1,490,475
8% 11/29/24 (a)	5,930,000	4,032,400
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,445,000	5,601,544
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	3,124,300
5.75% 10/1/25 (a)	1,995,000	1,999,988
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,285,000	1,153,288
Jonah Energy LLC 7.25% 10/15/25 (a)	3,695,000	1,764,363
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,405,000	2,453,100
MEG Energy Corp.:
6.375% 1/30/23 (a)	815,000	776,288
7% 3/31/24 (a)	2,625,000	2,493,750
Nabors Industries, Inc. 5.5% 1/15/23	2,662,000	2,488,970
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,810,000	3,830,193
4.5% 9/15/27 (a)	565,000	557,938
Noble Holding International Ltd. 7.875% 2/1/26 (a)	3,435,000	2,955,199
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	416,150
5.375% 1/15/25 (a)	3,950,000	4,048,750
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,449,844
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	4,045,000	3,862,975
Sanchez Energy Corp. 7.25% 2/15/23 (a)	6,380,000	4,832,850
SemGroup Corp.:
6.375% 3/15/25	3,375,000	3,273,750
7.25% 3/15/26	3,395,000	3,310,125
Summit Midstream Holdings LLC 5.75% 4/15/25	3,515,000	3,075,625
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,465,000	1,496,131
5.5% 2/15/26	1,045,000	1,088,106
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	5,120,000	5,286,400
5.25% 5/1/23	400,000	405,540
5.375% 2/1/27	665,000	688,275
6.75% 3/15/24	3,035,000	3,156,400
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,885,000	1,917,988
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	935,000	936,169
5% 1/31/28 (a)	3,030,000	3,041,363
6.625% 6/15/25 (a)(b)	2,095,000	2,199,750
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,981,000	3,152,109
6.875% 9/1/27 (a)	775,000	813,835
Weatherford International Ltd.:
5.95% 4/15/42	665,000	337,488
6.5% 8/1/36	2,160,000	1,112,400
7% 3/15/38	771,000	393,210
9.875% 2/15/24	725,000	378,813
Weatherford International, Inc. 9.875% 3/1/25	4,945,000	2,571,400
		161,473,874
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,593,700
Tervita Escrow Corp. 7.625% 12/1/21 (a)	475,000	483,175
		4,076,875
Food/Beverage/Tobacco - 3.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,150,000	3,150,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,925,000	8,242,000
5.875% 7/15/24 (a)	9,570,000	9,845,138
6.75% 2/15/28 (a)	940,000	1,021,075
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	2,550,000	2,769,938
Post Holdings, Inc.:
5% 8/15/26 (a)	1,950,000	1,976,813
5.75% 3/1/27 (a)	1,635,000	1,688,138
Vector Group Ltd. 6.125% 2/1/25 (a)	8,649,000	8,015,720
		36,708,822
Gaming - 4.7%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	6,330,000	6,330,000
Eldorado Resorts, Inc.:
6% 4/1/25	1,395,000	1,466,494
6% 9/15/26	485,000	529,863
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,833,853
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	1,845,000	1,886,513
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	2,058,755
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,823,138
4.5% 1/15/28	2,895,000	2,873,288
5.75% 2/1/27 (a)	870,000	937,425
Scientific Games Corp.:
5% 10/15/25 (a)	1,800,000	1,818,000
10% 12/1/22	1,891,000	1,983,186
Stars Group Holdings BV 7% 7/15/26 (a)	6,325,000	6,688,688
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,581,438
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	605,000	630,713
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,515,000	1,520,681
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,560,000	3,501,038
5.5% 10/1/27 (a)	4,680,000	4,516,200
		47,979,273
Healthcare - 8.7%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	400,000	406,000
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,325,000	1,394,298
Community Health Systems, Inc.:
5.125% 8/1/21	4,150,000	4,056,625
6.25% 3/31/23	12,320,000	11,858,000
8% 3/15/26 (a)	1,715,000	1,648,166
8.625% 1/15/24 (a)	2,785,000	2,793,661
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,145,000	5,337,938
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	4,111,130
5.875% 2/15/26	1,670,000	1,845,350
Hologic, Inc.:
4.375% 10/15/25 (a)	2,070,000	2,098,463
4.625% 2/1/28 (a)	395,000	400,925
IMS Health, Inc. 5% 5/15/27 (a)	2,745,000	2,834,213
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,579,388
5.5% 5/1/24	2,870,000	2,941,750
6.375% 3/1/24	1,275,000	1,335,563
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	776,475
Service Corp. International 5.125% 6/1/29	1,420,000	1,494,550
Teleflex, Inc. 4.875% 6/1/26	2,115,000	2,194,313
Tenet Healthcare Corp.:
4.625% 7/15/24	1,540,000	1,559,250
5.125% 5/1/25	1,030,000	1,035,150
6.25% 2/1/27 (a)	1,530,000	1,575,900
6.75% 6/15/23	4,805,000	4,823,019
8.125% 4/1/22	10,820,000	11,361,000
THC Escrow Corp. III 7% 8/1/25	3,425,000	3,412,156
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	302,000	305,509
7% 3/15/24 (a)	5,000,000	5,313,000
9.25% 4/1/26 (a)	5,000,000	5,594,000
Vizient, Inc. 6.25% 5/15/27 (a)	240,000	253,512
Wellcare Health Plans, Inc. 5.375% 8/15/26 (a)	3,945,000	4,181,700
		88,521,004
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,200,000	6,405,840
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	1,025,150
		7,430,990
Hotels - 0.3%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	2,525,000	2,641,781
Insurance - 0.6%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,110,000	3,218,850
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,440,000	2,415,600
		5,634,450
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	2,870,000	2,952,513
Metals/Mining - 1.0%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,360,000	1,353,200
7.25% 4/1/23 (a)	3,110,000	3,028,363
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,770,000	2,770,000
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,188,000	3,028,600
		10,180,163
Paper - 0.5%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	2,055,000	2,098,669
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,545,000	2,303,225
7.875% 7/15/26 (a)	550,000	507,375
		4,909,269
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,785,000	1,805,081
5% 10/15/25 (a)	3,190,000	3,214,882
Golden Nugget, Inc. 6.75% 10/15/24 (a)	4,515,000	4,650,450
		9,670,413
Services - 2.7%
APX Group, Inc.:
7.625% 9/1/23	2,890,000	2,326,450
7.875% 12/1/22	2,065,000	1,979,819
8.75% 12/1/20	2,197,000	2,081,658
Aramark Services, Inc.:
4.75% 6/1/26	2,250,000	2,289,375
5.125% 1/15/24	1,475,000	1,515,563
Avantor, Inc. 6% 10/1/24 (a)	1,760,000	1,872,640
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,102,500
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,138,526
5.25% 5/15/29 (a)	465,000	481,856
5.875% 6/15/26	1,940,000	2,053,975
Corrections Corp. of America:
4.625% 5/1/23	495,000	485,669
5% 10/15/22	1,430,000	1,422,850
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,570,000	1,672,050
Laureate Education, Inc. 8.25% 5/1/25 (a)	3,875,000	4,233,438
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,311,000
		26,967,369
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,575,000	1,649,813
Technology - 4.9%
Ascend Learning LLC:
6.875% 8/1/25 (a)	2,080,000	2,115,776
6.875% 8/1/25 (a)	210,000	213,675
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,975,000	3,067,969
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,065,000	4,268,250
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	819,971
Nuance Communications, Inc. 5.625% 12/15/26	3,135,000	3,269,178
Open Text Corp. 5.875% 6/1/26 (a)	3,385,000	3,580,653
Qorvo, Inc. 5.5% 7/15/26	3,385,000	3,582,346
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	5,170,800
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,740,000	1,848,750
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	6,065,000	6,557,781
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	2,060,000	2,137,250
Symantec Corp. 5% 4/15/25 (a)	5,765,000	5,908,366
TTM Technologies, Inc. 5.625% 10/1/25 (a)	7,895,000	7,719,415
		50,260,180
Telecommunications - 9.5%
Altice Financing SA:
6.625% 2/15/23 (a)	1,195,000	1,224,875
7.5% 5/15/26 (a)	6,800,000	6,834,680
Altice Finco SA 7.625% 2/15/25 (a)	4,190,000	4,022,400
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,560,000	1,610,856
7.5% 10/15/26 (a)	2,780,000	2,898,150
Citizens Utilities Co. 7.05% 10/1/46	4,407,000	2,302,658
Frontier Communications Corp. 8% 4/1/27 (a)	1,490,000	1,549,600
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	3,560,000	3,524,400
Level 3 Communications, Inc. 5.75% 12/1/22	2,425,000	2,446,219
Level 3 Financing, Inc. 5.25% 3/15/26	5,620,000	5,816,700
Millicom International Cellular SA:
6% 3/15/25 (a)	350,000	363,563
6.625% 10/15/26 (a)	6,780,000	7,387,276
Neptune Finco Corp. 6.625% 10/15/25 (a)	6,315,000	6,757,050
Qwest Corp. 6.75% 12/1/21	2,000,000	2,147,500
SFR Group SA:
7.375% 5/1/26 (a)	6,925,000	7,098,125
8.125% 2/1/27 (a)	2,945,000	3,092,250
Sprint Communications, Inc. 6% 11/15/22	7,195,000	7,500,788
Sprint Corp. 7.875% 9/15/23	10,255,000	11,152,313
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,245,000	1,274,569
6.375% 3/1/25	1,000,000	1,038,500
Telecom Italia Capital SA:
6% 9/30/34	1,005,000	1,025,100
6.375% 11/15/33	565,000	586,188
Telecom Italia SpA 5.303% 5/30/24 (a)	5,450,000	5,640,750
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,000,000	3,045,000
U.S. West Communications 7.25% 9/15/25	1,380,000	1,535,635
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,647,738
6.375% 5/15/25	765,000	780,262
		96,303,145
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	7,115,000	7,538,058
5.5% 1/15/23 (a)	2,560,000	2,729,216
		10,267,274
Utilities - 5.1%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,720,000	1,745,800
DCP Midstream Operating LP 5.125% 5/15/29	3,300,000	3,390,750
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,546,000	4,591,460
7% 6/15/23	2,750,000	2,784,375
InterGen NV 7% 6/30/23 (a)	6,695,000	6,197,059
NRG Energy, Inc.:
5.25% 6/15/29 (a)	2,105,000	2,244,456
6.625% 1/15/27	900,000	977,625
NRG Yield Operating LLC 5% 9/15/26	2,150,000	2,090,875
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	9,836,307	10,549,440
Talen Energy Supply LLC:
6.5% 6/1/25	325,000	272,188
10.5% 1/15/26 (a)	6,580,000	6,563,550
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	9,584,000	10,123,100
		51,530,678

TOTAL NONCONVERTIBLE BONDS		895,937,797

TOTAL CORPORATE BONDS
(Cost $889,884,287)		901,612,317
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (e)	123,683	278,287
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	35,011
TOTAL COMMON STOCKS
(Cost $7,154,776)		313,298
	Principal Amount	Value

Bank Loan Obligations - 2.0%
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6536% 8/19/23 (b)(d)	1,316,239	1,283,991
Energy - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (b)(d)	1,020,000	973,376
Gaming - 0.3%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.41% 10/20/24 (b)(d)	2,977,025	2,962,140
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/24/22 (b)(d)	1,141,389	1,140,247
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 6/13/25 (b)(d)	130,000	128,727
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 6/13/24 (b)(d)	555,460	540,496
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7881% 6/21/24 (b)(d)	3,297,700	3,183,666

TOTAL SERVICES		3,852,889

Telecommunications - 1.0%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.16% 6/15/24 (b)(d)	4,783,392	4,683,754
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/22/24 (b)(d)	2,490,000	2,468,835
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/24 (b)(d)	2,991,150	2,918,405

TOTAL TELECOMMUNICATIONS		10,070,994

TOTAL BANK LOAN OBLIGATIONS
(Cost $20,322,667)		20,283,637

Preferred Securities - 2.9%
Banks & Thrifts - 2.6%
Bank of America Corp.:
5.2% (b)(g)	6,000,000	6,085,574
6.25% (b)(g)	2,590,000	2,873,633
Barclays PLC:
7.75% (b)(g)	3,000,000	3,085,107
7.875% (Reg. S) (b)(g)	4,445,000	4,665,801
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	3,390,000	3,475,441
8.625% (b)(g)	2,065,000	2,226,038
Wells Fargo & Co. 5.9% (b)(g)	4,145,000	4,347,397

TOTAL BANKS & THRIFTS		26,758,991

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(g)	2,630,000	2,686,369
TOTAL PREFERRED SECURITIES
(Cost $28,665,000)		29,445,360
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 2.42% (h)
(Cost $49,629,338)	49,619,741	49,629,665
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $995,656,068)		1,001,284,277
NET OTHER ASSETS (LIABILITIES) - 1.4%		14,383,693
NET ASSETS - 100%		$1,015,667,970

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $559,593,759 or 55.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$410,253
Total	$410,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$35,011	$--	$--	$35,011
Energy	278,287	278,287	--	--
Corporate Bonds	901,612,317	--	901,612,317	--
Bank Loan Obligations	20,283,637	--	20,283,637	--
Preferred Securities	29,445,360	--	29,445,360	--
Money Market Funds	49,629,665	49,629,665	--	--
Total Investments in Securities:	$1,001,284,277	$49,907,952	$951,341,314	$35,011

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.4%
Luxembourg	4.1%
Netherlands	3.9%
Canada	3.8%
Cayman Islands	2.4%
Multi-National	2.2%
United Kingdom	2.0%
Ireland	1.3%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $946,026,730)	$951,654,612
Fidelity Central Funds (cost $49,629,338)	49,629,665
Total Investment in Securities (cost $995,656,068)		$1,001,284,277
Receivable for investments sold		43,595
Receivable for fund shares sold		1,002,190
Interest receivable		15,697,827
Distributions receivable from Fidelity Central Funds		53,773
Total assets		1,018,081,662
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,390,000
Payable for fund shares redeemed	363,202
Accrued management fee	468,381
Distribution and service plan fees payable	43,359
Other affiliated payables	100,185
Other payables and accrued expenses	48,565
Total liabilities		2,413,692
Net Assets		$1,015,667,970
Net Assets consist of:
Paid in capital		$1,047,854,587
Total distributable earnings (loss)		(32,186,617)
Net Assets		$1,015,667,970
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($326,343,975 ÷ 59,884,745 shares)		$5.45
Service Class:
Net Asset Value, offering price and redemption price per share ($66,951,450 ÷ 12,382,462 shares)		$5.41
Service Class 2:
Net Asset Value, offering price and redemption price per share ($181,368,725 ÷ 34,591,375 shares)		$5.24
Investor Class:
Net Asset Value, offering price and redemption price per share ($441,003,820 ÷ 81,361,541 shares)		$5.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$958,232
Interest		28,728,624
Income from Fidelity Central Funds		410,253
Total income		30,097,109
Expenses
Management fee	$2,717,438
Transfer agent fees	405,490
Distribution and service plan fees	251,852
Accounting fees and expenses	176,035
Custodian fees and expenses	6,005
Independent trustees' fees and expenses	2,322
Audit	47,512
Legal	774
Miscellaneous	3,764
Total expenses before reductions	3,611,192
Expense reductions	(7,550)
Total expenses after reductions		3,603,642
Net investment income (loss)		26,493,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,226,191)
Total net realized gain (loss)		(7,226,191)
Change in net unrealized appreciation (depreciation) on investment securities		75,595,163
Net gain (loss)		68,368,972
Net increase (decrease) in net assets resulting from operations		$94,862,439

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,493,467	$53,689,686
Net realized gain (loss)	(7,226,191)	(5,131,565)
Change in net unrealized appreciation (depreciation)	75,595,163	(83,118,826)
Net increase (decrease) in net assets resulting from operations	94,862,439	(34,560,705)
Distributions to shareholders	(8,304,011)	(55,130,050)
Share transactions - net increase (decrease)	40,901,041	(69,649,995)
Total increase (decrease) in net assets	127,459,469	(159,340,750)
Net Assets
Beginning of period	888,208,501	1,047,549,251
End of period	$1,015,667,970	$888,208,501

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$4.97	$5.46	$5.38	$4.95	$5.52	$5.80
Income from Investment Operations
Net investment income (loss)A	.145	.288	.290	.320	.333	.317
Net realized and unrealized gain (loss)	.380	(.473)	.091	.402	(.531)	(.251)
Total from investment operations	.525	(.185)	.381	.722	(.198)	.066
Distributions from net investment income	(.045)	(.305)	(.301)	(.292)	(.364)	(.347)
Tax return of capital	–	–	–	–	(.008)	–
Total distributions	(.045)	(.305)	(.301)	(.292)	(.372)	(.347)
Redemption fees added to paid in capitalA	–	–	–	–	–B	.001
Net asset value, end of period	$5.45	$4.97	$5.46	$5.38	$4.95	$5.52
Total ReturnC,D,E	10.61%	(3.46)%	7.13%	14.61%	(3.63)%	1.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.67%	.67%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.68%H	.67%	.67%	.68%	.68%	.68%
Expenses net of all reductions	.68%H	.67%	.67%	.68%	.68%	.68%
Net investment income (loss)	5.55%H	5.33%	5.22%	6.05%	5.94%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$326,344	$299,239	$355,469	$457,620	$437,798	$493,390
Portfolio turnover rateI	31%H	69%	70%	73%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$4.93	$5.42	$5.34	$4.92	$5.49	$5.77
Income from Investment Operations
Net investment income (loss)A	.142	.280	.283	.311	.324	.309
Net realized and unrealized gain (loss)	.382	(.471)	.092	.395	(.528)	(.248)
Total from investment operations	.524	(.191)	.375	.706	(.204)	.061
Distributions from net investment income	(.044)	(.299)	(.295)	(.286)	(.358)	(.342)
Tax return of capital	–	–	–	–	(.008)	–
Total distributions	(.044)	(.299)	(.295)	(.286)	(.366)	(.342)
Redemption fees added to paid in capitalA	–	–	–	–	–B	.001
Net asset value, end of period	$5.41	$4.93	$5.42	$5.34	$4.92	$5.49
Total ReturnC,D,E	10.67%	(3.60)%	7.07%	14.37%	(3.76)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.77%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.78%H	.77%	.77%	.78%	.78%	.78%
Expenses net of all reductions	.78%H	.77%	.77%	.78%	.77%	.78%
Net investment income (loss)	5.44%H	5.23%	5.12%	5.95%	5.84%	5.22%
Supplemental Data
Net assets, end of period (000 omitted)	$66,951	$58,231	$68,104	$84,945	$73,313	$59,961
Portfolio turnover rateI	31%H	69%	70%	73%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$4.79	$5.27	$5.20	$4.80	$5.36	$5.64
Income from Investment Operations
Net investment income (loss)A	.134	.264	.267	.296	.309	.294
Net realized and unrealized gain (loss)	.359	(.451)	.090	.383	(.514)	(.244)
Total from investment operations	.493	(.187)	.357	.679	(.205)	.050
Distributions from net investment income	(.043)	(.293)	(.287)	(.279)	(.347)	(.331)
Tax return of capital	–	–	–	–	(.008)	–
Total distributions	(.043)	(.293)	(.287)	(.279)	(.355)	(.331)
Redemption fees added to paid in capitalA	–	–	–	–	–B	.001
Net asset value, end of period	$5.24	$4.79	$5.27	$5.20	$4.80	$5.36
Total ReturnC,D,E	10.34%	(3.63)%	6.91%	14.17%	(3.87)%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.92%	.92%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.94%H	.92%	.92%	.93%	.93%	.93%
Expenses net of all reductions	.93%H	.92%	.92%	.93%	.93%	.93%
Net investment income (loss)	5.29%H	5.08%	4.97%	5.80%	5.68%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$181,369	$139,564	$166,993	$189,179	$160,639	$190,873
Portfolio turnover rateI	31%H	69%	70%	73%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$4.94	$5.43	$5.36	$4.93	$5.50	$5.78
Income from Investment Operations
Net investment income (loss)A	.144	.284	.287	.317	.329	.314
Net realized and unrealized gain (loss)	.380	(.470)	.083	.403	(.529)	(.250)
Total from investment operations	.524	(.186)	.370	.720	(.200)	.064
Distributions from net investment income	(.044)	(.304)	(.300)	(.290)	(.362)	(.345)
Tax return of capital	–	–	–	–	(.008)	–
Total distributions	(.044)	(.304)	(.300)	(.290)	(.370)	(.345)
Redemption fees added to paid in capitalA	–	–	–	–	–B	.001
Net asset value, end of period	$5.42	$4.94	$5.43	$5.36	$4.93	$5.50
Total ReturnC,D,E	10.65%	(3.50)%	6.95%	14.64%	(3.68)%	1.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.71%H	.71%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.71%H	.71%	.71%	.71%	.71%	.71%
Net investment income (loss)	5.51%H	5.30%	5.18%	6.02%	5.90%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$441,004	$391,173	$456,983	$469,732	$398,719	$448,590
Portfolio turnover rateI	31%H	69%	70%	73%	69%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,990,037
Gross unrealized depreciation	(22,730,612)
Net unrealized appreciation (depreciation)	$8,259,425
Tax cost	$993,024,852

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(29,389,142)
Long-term	(30,748,936)
Total capital loss carryforward	$(60,138,078)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $155,887,932 and $139,875,903, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$32,372
Service Class 2	219,480
$251,852

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$107,216
Service Class	22,013
Service Class 2	59,699
Investor Class	216,562
$405,490

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,368 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,244.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,306.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$2,673,749	$17,907,229
Service Class	556,316	3,943,733
Service Class 2	1,567,478	9,832,056
Investor Class	3,506,468	23,447,032
Total	$8,304,011	$55,130,050

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	4,747,736	6,202,476	$25,230,510	$33,493,973
Reinvestment of distributions	515,173	3,524,845	2,673,749	17,907,229
Shares redeemed	(5,589,344)	(14,662,295)	(29,432,293)	(79,112,854)
Net increase (decrease)	(326,435)	(4,934,974)	$(1,528,034)	$(27,711,652)
Service Class
Shares sold	2,496,908	12,191,684	$13,185,731	$66,067,244
Reinvestment of distributions	108,022	780,144	556,316	3,943,733
Shares redeemed	(2,025,375)	(13,739,826)	(10,651,607)	(73,072,494)
Net increase (decrease)	579,555	(767,998)	$3,090,440	$(3,061,517)
Service Class 2
Shares sold	14,607,836	23,010,572	$74,505,851	$120,750,917
Reinvestment of distributions	313,496	2,004,336	1,567,478	9,832,056
Shares redeemed	(9,471,895)	(27,570,257)	(48,428,656)	(141,357,243)
Net increase (decrease)	5,449,437	(2,555,349)	$27,644,673	$(10,774,270)
Investor Class
Shares sold	5,539,547	12,105,958	$29,032,834	$65,315,595
Reinvestment of distributions	679,548	4,641,386	3,506,468	23,447,032
Shares redeemed	(3,982,791)	(21,784,916)	(20,845,340)	(116,865,183)
Net increase (decrease)	2,236,304	(5,037,572)	$11,693,962	$(28,102,556)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 50% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.68%
Actual		$1,000.00	$1,106.10	$3.55
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$1,106.70	$4.07
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.94%
Actual		$1,000.00	$1,103.40	$4.90
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Investor Class	.71%
Actual		$1,000.00	$1,106.50	$3.71
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in April 2018 and November 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP High Income Portfolio

2018 Total Return % vs. Lipper VIP High Current Yield Funds and ICE BAML US HY Const:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
4.00
3.00
2.00
1.00
0.00
2.82
2.54
1.97
1.77
1.26
18.00
16.00
14.00
12.00
10.00
17.61
15.03
13.07
12.36
11.92
32.00
30.00
28.00
26.00
24.00
22.00
20.00
30.77
27.49
25.33
23.83
21.82
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	46%	52%	55%
Service Class	41%	45%	49%
Service Class 2	37%	35%	35%
Investor Class	37%	51%	52%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPHI-SANN-0819
1.705694.121

Fidelity® Variable Insurance Products: Value Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
The Travelers Companies, Inc.	2.4
SunTrust Banks, Inc.	2.4
U.S. Bancorp	2.2
Sanofi SA sponsored ADR	2.1
GCI Liberty, Inc.	2.0
Capital One Financial Corp.	1.9
Roche Holding AG (participation certificate)	1.8
Chubb Ltd.	1.6
Bristol-Myers Squibb Co.	1.6
Ameriprise Financial, Inc.	1.5
19.5

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Financials	22.2
Health Care	10.7
Industrials	10.5
Energy	10.2
Consumer Discretionary	8.9

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 21.8%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Media - 4.4%
GCI Liberty, Inc. (a)	103,600	$6,367,256
Liberty Global PLC Class C (a)	143,700	3,812,361
Nexstar Broadcasting Group, Inc. Class A	37,000	3,737,000
		13,916,617
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	36,400	2,698,696

TOTAL COMMUNICATION SERVICES		16,615,313

CONSUMER DISCRETIONARY - 8.9%
Distributors - 0.7%
LKQ Corp. (a)	83,100	2,211,291
Hotels, Restaurants & Leisure - 2.9%
Eldorado Resorts, Inc. (a)	57,200	2,635,204
The Stars Group, Inc. (a)(b)	112,300	1,916,961
U.S. Foods Holding Corp. (a)	132,100	4,723,896
		9,276,061
Household Durables - 1.4%
D.R. Horton, Inc.	43,600	1,880,468
Mohawk Industries, Inc. (a)	17,000	2,506,990
		4,387,458
Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	111,800	4,416,100
Specialty Retail - 1.2%
Lowe's Companies, Inc.	28,100	2,835,571
Sally Beauty Holdings, Inc. (a)(b)	88,300	1,177,922
		4,013,493
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	64,600	2,240,328
Tapestry, Inc.	60,700	1,926,011
		4,166,339

TOTAL CONSUMER DISCRETIONARY		28,470,742

CONSUMER STAPLES - 6.4%
Food Products - 4.6%
Conagra Brands, Inc.	160,400	4,253,808
Danone SA	34,000	2,878,855
Darling International, Inc. (a)	203,800	4,053,582
Tyson Foods, Inc. Class A	43,300	3,496,042
		14,682,287
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	48,500	2,607,845
Tobacco - 1.0%
Altria Group, Inc.	67,600	3,200,860

TOTAL CONSUMER STAPLES		20,490,992

ENERGY - 10.2%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	45,514	1,121,010
Oil, Gas & Consumable Fuels - 9.8%
BP PLC sponsored ADR	99,070	4,131,219
Cenovus Energy, Inc. (Canada)	216,100	1,905,964
Cheniere Energy, Inc. (a)	59,800	4,093,310
ConocoPhillips Co.	77,300	4,715,300
Hess Corp.	52,100	3,311,997
Marathon Petroleum Corp.	21,200	1,184,656
Noble Energy, Inc.	99,200	2,222,080
Suncor Energy, Inc.	84,500	2,635,886
Teekay LNG Partners LP	157,700	2,223,570
Teekay Offshore Partners LP	579,100	729,666
Valero Energy Corp.	49,700	4,254,817
		31,408,465

TOTAL ENERGY		32,529,475

FINANCIALS - 22.2%
Banks - 6.0%
PNC Financial Services Group, Inc.	33,000	4,530,240
SunTrust Banks, Inc.	124,900	7,849,965
U.S. Bancorp	132,847	6,961,183
		19,341,388
Capital Markets - 7.6%
Ameriprise Financial, Inc.	32,700	4,746,732
Apollo Global Management LLC Class A	128,300	4,400,690
Ares Management Corp.	41,698	1,091,237
BlackRock, Inc. Class A	4,768	2,237,622
E*TRADE Financial Corp.	49,500	2,207,700
LPL Financial	47,000	3,833,790
Northern Trust Corp.	15,568	1,401,120
The Blackstone Group LP	100,600	4,468,652
		24,387,543
Consumer Finance - 3.2%
Capital One Financial Corp.	66,122	5,999,910
OneMain Holdings, Inc.	122,700	4,148,487
		10,148,397
Insurance - 5.4%
American International Group, Inc.	81,800	4,358,304
Chubb Ltd.	34,500	5,081,505
The Travelers Companies, Inc.	52,600	7,864,753
		17,304,562

TOTAL FINANCIALS		71,181,890

HEALTH CARE - 10.7%
Health Care Providers & Services - 2.3%
Centene Corp. (a)	59,900	3,141,156
Cigna Corp.	26,700	4,206,585
		7,347,741
Pharmaceuticals - 8.4%
Allergan PLC	11,300	1,891,959
Bayer AG	41,400	2,871,517
Bristol-Myers Squibb Co.	111,400	5,051,990
Jazz Pharmaceuticals PLC (a)	31,474	4,486,933
Roche Holding AG (participation certificate)	20,974	5,897,634
Sanofi SA sponsored ADR	152,900	6,615,983
		26,816,016

TOTAL HEALTH CARE		34,163,757

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
General Dynamics Corp.	17,700	3,218,214
Huntington Ingalls Industries, Inc.	14,600	3,281,204
		6,499,418
Airlines - 0.8%
American Airlines Group, Inc.	78,100	2,546,841
Commercial Services & Supplies - 1.0%
The Brink's Co.	39,700	3,222,846
Construction & Engineering - 1.1%
AECOM (a)	91,985	3,481,632
Industrial Conglomerates - 1.0%
General Electric Co.	301,800	3,168,900
Road & Rail - 1.1%
Norfolk Southern Corp.	17,900	3,568,007
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	64,400	3,349,444
Fortress Transportation & Infrastructure Investors LLC	121,400	1,833,140
HD Supply Holdings, Inc. (a)	86,900	3,500,332
Univar, Inc. (a)	116,200	2,561,048
		11,243,964

TOTAL INDUSTRIALS		33,731,608

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	104,800	1,648,504
Electronic Equipment & Components - 0.5%
Jabil, Inc.	54,500	1,722,200
IT Services - 3.0%
Amdocs Ltd.	34,539	2,144,527
Cognizant Technology Solutions Corp. Class A	44,800	2,839,872
DXC Technology Co.	64,200	3,540,630
Leidos Holdings, Inc.	13,517	1,079,332
		9,604,361
Semiconductors & Semiconductor Equipment - 2.5%
Lam Research Corp.	8,400	1,577,856
Marvell Technology Group Ltd.	122,000	2,912,140
NXP Semiconductors NV	34,800	3,396,828
		7,886,824
Software - 1.0%
Micro Focus International PLC	125,734	3,306,804

TOTAL INFORMATION TECHNOLOGY		24,168,693

MATERIALS - 6.6%
Chemicals - 5.1%
DowDuPont, Inc.	49,460	3,712,962
Nutrien Ltd.	36,420	1,948,166
Olin Corp.	104,910	2,298,578
The Mosaic Co.	115,800	2,898,474
Tronox Holdings PLC	129,300	1,652,454
Westlake Chemical Corp.	51,800	3,598,028
		16,108,662
Construction Materials - 0.1%
Eagle Materials, Inc.	4,276	396,385
Containers & Packaging - 0.8%
Crown Holdings, Inc. (a)	42,209	2,578,970
Metals & Mining - 0.6%
Constellium NV (a)	187,700	1,884,508

TOTAL MATERIALS		20,968,525

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Alexandria Real Estate Equities, Inc.	15,700	2,215,113
American Tower Corp.	21,400	4,375,230
CubeSmart	125,438	4,194,647
Equinix, Inc.	6,900	3,479,601
Equity Lifestyle Properties, Inc.	26,200	3,179,108
Outfront Media, Inc.	77,041	1,986,887
		19,430,586
UTILITIES - 5.2%
Electric Utilities - 3.9%
Exelon Corp.	89,100	4,271,454
FirstEnergy Corp.	92,300	3,951,363
Vistra Energy Corp.	190,500	4,312,920
		12,535,737
Multi-Utilities - 1.3%
Sempra Energy	30,800	4,233,152

TOTAL UTILITIES		16,768,889

TOTAL COMMON STOCKS
(Cost $293,988,404)		318,520,470

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.42% (c)	1,444,639	1,444,928
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	900,749	900,839
TOTAL MONEY MARKET FUNDS
(Cost $2,345,767)		2,345,767
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $296,334,171)		320,866,237
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(725,065)
NET ASSETS - 100%		$320,141,172

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,307
Fidelity Securities Lending Cash Central Fund	1,139
Total	$35,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,615,313	$16,615,313	$--	$--
Consumer Discretionary	28,470,742	28,470,742	--	--
Consumer Staples	20,490,992	17,612,137	2,878,855	--
Energy	32,529,475	32,529,475	--	--
Financials	71,181,890	71,181,890	--	--
Health Care	34,163,757	25,394,606	8,769,151	--
Industrials	33,731,608	33,731,608	--	--
Information Technology	24,168,693	20,861,889	3,306,804	--
Materials	20,968,525	20,968,525	--	--
Real Estate	19,430,586	19,430,586	--	--
Utilities	16,768,889	16,768,889	--	--
Money Market Funds	2,345,767	2,345,767	--	--
Total Investments in Securities:	$320,866,237	$305,911,427	$14,954,810	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.2%
United Kingdom	4.0%
Switzerland	3.4%
France	3.0%
Netherlands	2.7%
Canada	2.6%
Ireland	2.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $891,500) — See accompanying schedule: Unaffiliated issuers (cost $293,988,404)	$318,520,470
Fidelity Central Funds (cost $2,345,767)	2,345,767
Total Investment in Securities (cost $296,334,171)		$320,866,237
Cash		9
Foreign currency held at value (cost $6,990)		6,990
Receivable for investments sold		43,006,594
Receivable for fund shares sold		27,171
Dividends receivable		331,869
Distributions receivable from Fidelity Central Funds		3,605
Other receivables		3,779
Total assets		364,246,254
Liabilities
Payable for investments purchased	$38,529,730
Payable for fund shares redeemed	4,455,182
Accrued management fee	143,488
Distribution and service plan fees payable	1,901
Other affiliated payables	40,353
Other payables and accrued expenses	33,678
Collateral on securities loaned	900,750
Total liabilities		44,105,082
Net Assets		$320,141,172
Net Assets consist of:
Paid in capital		$285,395,694
Total distributable earnings (loss)		34,745,478
Net Assets		$320,141,172
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($121,364,894 ÷ 8,351,999 shares)		$14.53
Service Class:
Net Asset Value, offering price and redemption price per share ($250,480 ÷ 17,241 shares)		$14.53
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,186,360 ÷ 641,992 shares)		$14.31
Investor Class:
Net Asset Value, offering price and redemption price per share ($189,339,438 ÷ 13,058,131 shares)		$14.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$4,397,180
Income from Fidelity Central Funds (including $1,139 from security lending)		35,446
Total income		4,432,626
Expenses
Management fee	$853,374
Transfer agent fees	178,265
Distribution and service plan fees	10,940
Accounting and security lending fees	61,832
Custodian fees and expenses	5,239
Independent trustees' fees and expenses	750
Audit	28,047
Legal	4,124
Interest	1,266
Miscellaneous	997
Total expenses before reductions	1,144,834
Expense reductions	(7,000)
Total expenses after reductions		1,137,834
Net investment income (loss)		3,294,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,809,785
Fidelity Central Funds	1
Foreign currency transactions	(8,355)
Total net realized gain (loss)		6,801,431
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	43,277,380
Assets and liabilities in foreign currencies	1,873
Total change in net unrealized appreciation (depreciation)		43,279,253
Net gain (loss)		50,080,684
Net increase (decrease) in net assets resulting from operations		$53,375,476

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,294,792	$4,339,531
Net realized gain (loss)	6,801,431	25,830,115
Change in net unrealized appreciation (depreciation)	43,279,253	(75,101,192)
Net increase (decrease) in net assets resulting from operations	53,375,476	(44,931,546)
Distributions to shareholders	(20,201,547)	(22,324,536)
Share transactions - net increase (decrease)	(1,460,754)	11,033,164
Total increase (decrease) in net assets	31,713,175	(56,222,918)
Net Assets
Beginning of period	288,427,997	344,650,915
End of period	$320,141,172	$288,427,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$16.36	$14.74	$13.36	$16.04	$15.18
Income from Investment Operations
Net investment income (loss)A	.15	.21	.21B	.18	.21	.24C
Net realized and unrealized gain (loss)	2.24	(2.41)	2.07	1.43	(.35)	1.47
Total from investment operations	2.39	(2.20)	2.28	1.61	(.14)	1.71
Distributions from net investment income	(.04)	(.18)	(.21)	(.15)	(.21)	(.22)
Distributions from net realized gain	(.90)	(.90)	(.45)	(.07)	(2.33)	(.63)
Total distributions	(.94)	(1.08)	(.66)	(.23)D	(2.54)	(.85)
Net asset value, end of period	$14.53	$13.08	$16.36	$14.74	$13.36	$16.04
Total ReturnE,F,G	18.86%	(13.84)%	15.58%	12.08%	(.75)%	11.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	.67%J	.67%	.68%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.67%J	.67%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.66%J	.66%	.67%	.69%	.68%	.69%
Net investment income (loss)	2.13%J	1.36%	1.34%B	1.33%	1.35%	1.54%C
Supplemental Data
Net assets, end of period (000 omitted)	$121,365	$110,203	$130,365	$126,526	$129,151	$130,678
Portfolio turnover rateK	88%J	64%	55%	63%	78%L	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.074 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$16.36	$14.73	$13.36	$16.04	$15.18
Income from Investment Operations
Net investment income (loss)A	.14	.20	.19B	.17	.19	.23C
Net realized and unrealized gain (loss)	2.25	(2.42)	2.08	1.41	(.34)	1.47
Total from investment operations	2.39	(2.22)	2.27	1.58	(.15)	1.70
Distributions from net investment income	(.04)	(.15)	(.20)	(.14)	(.20)	(.21)
Distributions from net realized gain	(.90)	(.90)	(.45)	(.07)	(2.33)	(.63)
Total distributions	(.94)	(1.06)D	(.64)E	(.21)	(2.53)	(.84)
Net asset value, end of period	$14.53	$13.08	$16.36	$14.73	$13.36	$16.04
Total ReturnF,G,H	18.84%	(13.97)%	15.53%	11.90%	(.82)%	11.31%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.77%	.78%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.77%K	.77%	.78%	.79%	.78%	.79%
Expenses net of all reductions	.76%K	.76%	.77%	.79%	.78%	.79%
Net investment income (loss)	2.03%K	1.26%	1.24%B	1.23%	1.25%	1.44%C
Supplemental Data
Net assets, end of period (000 omitted)	$250	$233	$368	$400	$520	$230
Portfolio turnover rateL	88%K	64%	55%	63%	78%M	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%.

 D Total distributions of $1.06 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.904 per share.

 E Total distributions of $.64 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.449 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.91	$16.15	$14.55	$13.21	$15.89	$15.05
Income from Investment Operations
Net investment income (loss)A	.13	.17	.17B	.15	.17	.20C
Net realized and unrealized gain (loss)	2.20	(2.37)	2.05	1.39	(.34)	1.45
Total from investment operations	2.33	(2.20)	2.22	1.54	(.17)	1.65
Distributions from net investment income	(.04)	(.14)	(.17)	(.13)	(.18)	(.18)
Distributions from net realized gain	(.90)	(.90)	(.45)	(.07)	(2.33)	(.63)
Total distributions	(.93)D	(1.04)	(.62)	(.20)	(2.51)	(.81)
Net asset value, end of period	$14.31	$12.91	$16.15	$14.55	$13.21	$15.89
Total ReturnE,F,G	18.67%	(14.02)%	15.36%	11.71%	(.97)%	11.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	.92%	.93%	.94%	.93%	.94%
Expenses net of fee waivers, if any	.92%J	.92%	.93%	.94%	.93%	.94%
Expenses net of all reductions	.91%J	.91%	.92%	.94%	.93%	.94%
Net investment income (loss)	1.88%J	1.11%	1.09%B	1.08%	1.10%	1.29%C
Supplemental Data
Net assets, end of period (000 omitted)	$9,186	$7,764	$9,474	$9,050	$9,026	$7,945
Portfolio turnover rateK	88%J	64%	55%	63%	78%L	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.895 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$16.33	$14.71	$13.35	$16.02	$15.17
Income from Investment Operations
Net investment income (loss)A	.14	.20	.20B	.17	.19	.23C
Net realized and unrealized gain (loss)	2.24	(2.40)	2.07	1.41	(.33)	1.46
Total from investment operations	2.38	(2.20)	2.27	1.58	(.14)	1.69
Distributions from net investment income	(.04)	(.16)	(.20)	(.14)	(.20)	(.21)
Distributions from net realized gain	(.90)	(.90)	(.45)	(.07)	(2.33)	(.63)
Total distributions	(.94)	(1.07)D	(.65)	(.22)E	(2.53)	(.84)
Net asset value, end of period	$14.50	$13.06	$16.33	$14.71	$13.35	$16.02
Total ReturnF,G,H	18.80%	(13.88)%	15.52%	11.88%	(.76)%	11.28%
Ratios to Average Net AssetsI,J
Expenses before reductions	.75%K	.75%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.75%K	.75%	.76%	.77%	.76%	.77%
Expenses net of all reductions	.74%K	.74%	.75%	.77%	.76%	.77%
Net investment income (loss)	2.05%K	1.28%	1.26%B	1.25%	1.27%	1.46%C
Supplemental Data
Net assets, end of period (000 omitted)	$189,339	$170,228	$204,443	$194,723	$170,782	$154,089
Portfolio turnover rateL	88%K	64%	55%	63%	78%M	53%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 D Total distributions of $1.07 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.904 per share.

 E Total distributions of $.22 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.074 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,991,085
Gross unrealized depreciation	(16,449,149)
Net unrealized appreciation (depreciation)	$24,541,936
Tax cost	$296,324,301

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $137,112,025 and $155,283,011, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$127
Service Class 2	10,813
$10,940

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$39,119
Service Class	82
Service Class 2	2,811
Investor Class	136,253
$178,265

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,745 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,688,000	2.67%	$1,266

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,714.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $444 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,847 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,153.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$7,605,268	$8,445,927
Service Class	16,646	21,054
Service Class 2	563,639	598,956
Investor Class	12,015,994	13,258,599
Total	$20,201,547	$22,324,536

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	684,793	2,016,369	$9,611,222	$30,357,284
Reinvestment of distributions	567,134	596,354	7,605,268	8,445,927
Shares redeemed	(1,323,486)	(2,156,975)	(18,822,917)	(33,939,916)
Net increase (decrease)	(71,559)	455,748	$(1,606,427)	$4,863,295
Service Class
Shares sold	–	747	$–	$9,250
Reinvestment of distributions	857	1,018	11,493	14,604
Shares redeemed	(1,414)	(6,479)	(19,910)	(100,580)
Net increase (decrease)	(557)	(4,714)	$(8,417)	$(76,726)
Service Class 2
Shares sold	101,018	147,447	$1,405,914	$2,258,209
Reinvestment of distributions	42,635	42,814	563,639	598,956
Shares redeemed	(103,202)	(175,382)	(1,394,943)	(2,715,579)
Net increase (decrease)	40,451	14,879	$574,610	$141,586
Investor Class
Shares sold	558,678	1,442,696	$7,813,482	$21,908,274
Reinvestment of distributions	898,056	937,436	12,015,994	13,258,599
Shares redeemed	(1,433,482)	(1,862,200)	(20,249,996)	(29,061,864)
Net increase (decrease)	23,252	517,932	$(420,520)	$6,105,009

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 50% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.67%
Actual		$1,000.00	$1,188.60	$3.64
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Service Class	.77%
Actual		$1,000.00	$1,188.40	$4.18
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class 2.92%
Actual		$1,000.00	$1,186.70	$4.99
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Investor Class	.75%
Actual		$1,000.00	$1,188.00	$4.07
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Value Portfolio

2018 Total Return % vs. Morningstar Custom Large/Mid Value and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
11.00
10.00
9.00
8.00
7.00
6.00
5.00
10.42
7.83
7.59
7.25
6.28
1 Year
32.00
30.00
28.00
26.00
24.00
22.00
20.00
30.88
27.65
23.92
23.07
21.66
3 Year
70.0
65.0
60.0
55.0
50.0
67.1
64.5
64.0
62.5
54.4
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	40%	32%	61%
Service Class	39%	30%	57%
Service Class 2	37%	28%	52%
Investor Class	39%	30%	58%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Value Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPVAL-SANN-0819
1.761034.118

Fidelity® Variable Insurance Products: Equity-Income Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
JPMorgan Chase & Co.	3.5
Johnson & Johnson	3.0
Verizon Communications, Inc.	2.6
Bank of America Corp.	2.5
Chevron Corp.	2.4
Comcast Corp. Class A	2.4
Berkshire Hathaway, Inc. Class B	2.3
Walmart, Inc.	2.2
Citigroup, Inc.	2.2
Wells Fargo & Co.	2.1
25.2

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Financials	22.4
Health Care	14.1
Energy	9.3
Consumer Staples	8.8
Communication Services	8.8

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks	94.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 13.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	1,669,893	$55,958,114
Verizon Communications, Inc.	2,390,859	136,589,775
		192,547,889
Entertainment - 1.7%
The Walt Disney Co.	636,133	88,829,612
Media - 2.8%
Comcast Corp. Class A	2,883,586	121,918,016
Interpublic Group of Companies, Inc.	936,600	21,157,794
		143,075,810
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	404,400	29,982,216

TOTAL COMMUNICATION SERVICES		454,435,527

CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.4%
General Motors Co.	569,100	21,927,423
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	478,500	99,365,310
Royal Caribbean Cruises Ltd.	274,300	33,247,903
		132,613,213
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	3,131,664
Multiline Retail - 0.3%
Dollar General Corp.	110,300	14,908,148
Specialty Retail - 2.8%
Burlington Stores, Inc. (a)	49,000	8,337,350
Lowe's Companies, Inc.	566,000	57,115,060
The Home Depot, Inc.	192,400	40,013,428
TJX Companies, Inc.	727,800	38,486,064
		143,951,902
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	164,800	15,596,672
Tapestry, Inc.	228,062	7,236,407
		22,833,079

TOTAL CONSUMER DISCRETIONARY		339,365,429

CONSUMER STAPLES - 8.8%
Beverages - 1.5%
Diageo PLC	318,700	13,716,938
PepsiCo, Inc.	470,400	61,683,552
		75,400,490
Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	124,300	7,822,201
BJ's Wholesale Club Holdings, Inc.	181,600	4,794,240
Kroger Co.	527,400	11,449,854
Walmart, Inc.	1,021,178	112,829,957
		136,896,252
Food Products - 2.1%
Hilton Food Group PLC	487,100	5,987,977
McCormick & Co., Inc. (non-vtg.)	79,900	12,385,299
Mondelez International, Inc.	708,500	38,188,150
Nestle SA (Reg. S)	323,449	33,484,166
The J.M. Smucker Co.	150,000	17,278,500
		107,324,092
Household Products - 0.6%
Kimberly-Clark Corp.	219,900	29,308,272
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	551,700	33,520,289
Tobacco - 1.4%
Altria Group, Inc.	614,700	29,106,045
British American Tobacco PLC (United Kingdom)	365,400	12,756,452
Philip Morris International, Inc.	396,700	31,152,851
		73,015,348

TOTAL CONSUMER STAPLES		455,464,743

ENERGY - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
BP PLC	4,758,800	33,153,452
Chevron Corp.	995,980	123,939,751
ConocoPhillips Co.	1,254,500	76,524,500
Enterprise Products Partners LP	944,000	27,253,280
Equinor ASA	683,600	13,498,985
Exxon Mobil Corp.	677,100	51,886,173
Imperial Oil Ltd. (e)	815,400	22,577,530
Phillips 66 Co.	437,100	40,886,334
Suncor Energy, Inc.	951,700	29,687,255
The Williams Companies, Inc.	852,965	23,917,139
Valero Energy Corp.	448,800	38,421,768
		481,746,167
FINANCIALS - 22.4%
Banks - 11.9%
Bank of America Corp.	4,397,900	127,539,100
Citigroup, Inc.	1,592,500	111,522,775
Huntington Bancshares, Inc.	1,282,300	17,721,386
JPMorgan Chase & Co.	1,612,264	180,251,117
M&T Bank Corp.	147,000	25,000,290
SunTrust Banks, Inc.	705,700	44,353,245
Wells Fargo & Co.	2,279,586	107,870,010
		614,257,923
Capital Markets - 3.3%
KKR & Co. LP	3,660,736	92,506,799
The Blackstone Group LP	1,746,977	77,600,718
		170,107,517
Consumer Finance - 1.0%
Capital One Financial Corp.	496,977	45,095,693
Discover Financial Services	106,126	8,234,316
		53,330,009
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	549,376	117,110,482
Insurance - 3.9%
Chubb Ltd.	495,371	72,963,195
Marsh & McLennan Companies, Inc.	299,100	29,835,225
MetLife, Inc.	901,370	44,771,048
The Travelers Companies, Inc.	337,800	50,507,856
		198,077,324

TOTAL FINANCIALS		1,152,883,255

HEALTH CARE - 14.1%
Biotechnology - 1.3%
Amgen, Inc.	350,571	64,603,224
Health Care Equipment & Supplies - 2.5%
Alcon, Inc. (a)	92,500	5,739,625
Becton, Dickinson & Co.	272,335	68,631,143
Danaher Corp.	396,700	56,696,364
		131,067,132
Health Care Providers & Services - 1.9%
Cigna Corp.	200,200	31,541,510
UnitedHealth Group, Inc.	278,600	67,981,186
		99,522,696
Pharmaceuticals - 8.4%
AstraZeneca PLC (United Kingdom)	801,938	65,559,791
Bristol-Myers Squibb Co.	1,102,600	50,002,910
Eli Lilly & Co.	227,100	25,160,409
Johnson & Johnson	1,119,368	155,905,575
Merck & Co., Inc.	201,200	16,870,620
Roche Holding AG (participation certificate)	284,532	80,006,945
Sanofi SA	456,181	39,424,215
		432,930,465

TOTAL HEALTH CARE		728,123,517

INDUSTRIALS - 7.8%
Aerospace & Defense - 3.2%
General Dynamics Corp.	229,300	41,691,326
Northrop Grumman Corp.	104,400	33,732,684
United Technologies Corp.	687,871	89,560,804
		164,984,814
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	145,927	13,940,260
Electrical Equipment - 1.3%
AMETEK, Inc.	455,700	41,395,788
Fortive Corp.	244,900	19,964,248
Regal Beloit Corp.	69,429	5,673,044
		67,033,080
Industrial Conglomerates - 2.3%
General Electric Co.	4,764,947	50,031,944
Roper Technologies, Inc.	183,300	67,135,458
		117,167,402
Machinery - 0.4%
Ingersoll-Rand PLC	159,100	20,153,197
Professional Services - 0.2%
Equifax, Inc.	100,300	13,564,572
Trading Companies & Distributors - 0.1%
Bunzl PLC	163,300	4,307,341

TOTAL INDUSTRIALS		401,150,666

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,545,339	84,576,403
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	167,799	16,071,788
IT Services - 1.4%
Amdocs Ltd.	338,800	21,036,092
First Data Corp. Class A (a)	583,516	15,795,778
Paychex, Inc.	317,969	26,165,669
Visa, Inc. Class A	52,500	9,111,375
		72,108,914
Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	418,600	40,859,546
Qualcomm, Inc.	338,800	25,772,516
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	812,500	31,825,625
		98,457,687
Software - 1.6%
Micro Focus International PLC	265,242	6,975,864
Microsoft Corp.	572,224	76,655,127
		83,630,991
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	207,900	41,147,568

TOTAL INFORMATION TECHNOLOGY		395,993,351

MATERIALS - 1.6%
Chemicals - 1.6%
Dow, Inc. (a)	158,396	7,810,507
DowDuPont, Inc.	616,166	46,255,582
International Flavors & Fragrances, Inc.	51,870	7,525,818
LyondellBasell Industries NV Class A	262,500	22,609,125
		84,201,032
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	411,500	84,131,175
Public Storage	118,500	28,223,145
		112,354,320
UTILITIES - 5.0%
Electric Utilities - 3.2%
Exelon Corp.	1,975,000	94,681,500
NextEra Energy, Inc.	234,900	48,121,614
Vistra Energy Corp.	964,700	21,840,808
		164,643,922
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	630,500	22,143,160
Multi-Utilities - 1.4%
Ameren Corp.	298,500	22,420,335
CenterPoint Energy, Inc.	666,400	19,079,032
WEC Energy Group, Inc.	330,700	27,570,459
		69,069,826

TOTAL UTILITIES		255,856,908

TOTAL COMMON STOCKS
(Cost $3,707,240,535)		4,861,574,915

Money Market Funds - 3.7%
Fidelity Cash Central Fund 2.42% (f)	166,311,206	166,344,468
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	23,432,929	23,435,273
TOTAL MONEY MARKET FUNDS
(Cost $189,776,615)		189,779,741
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $3,897,017,150)		5,051,354,656
NET OTHER ASSETS (LIABILITIES) - 2.0%		103,153,615
NET ASSETS - 100%		$5,154,508,271

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,131,664 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,431,851
Fidelity Securities Lending Cash Central Fund	172,646
Total	$3,604,497

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$454,435,527	$454,435,527	$--	$--
Consumer Discretionary	339,365,429	336,233,765	--	3,131,664
Consumer Staples	455,464,743	374,743,350	80,721,393	--
Energy	481,746,167	448,592,715	33,153,452	--
Financials	1,152,883,255	1,152,883,255	--	--
Health Care	728,123,517	543,132,566	184,990,951	--
Industrials	401,150,666	401,150,666	--	--
Information Technology	395,993,351	389,017,487	6,975,864	--
Materials	84,201,032	84,201,032	--	--
Real Estate	112,354,320	112,354,320	--	--
Utilities	255,856,908	255,856,908	--	--
Money Market Funds	189,779,741	189,779,741	--	--
Total Investments in Securities:	$5,051,354,656	$4,742,381,332	$305,841,660	$3,131,664

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Switzerland	4.0%
United Kingdom	2.7%
Netherlands	1.8%
Canada	1.4%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,617,583) — See accompanying schedule: Unaffiliated issuers (cost $3,707,240,535)	$4,861,574,915
Fidelity Central Funds (cost $189,776,615)	189,779,741
Total Investment in Securities (cost $3,897,017,150)		$5,051,354,656
Foreign currency held at value (cost $97,738)		97,738
Receivable for investments sold		488,184,596
Receivable for fund shares sold		480,727
Dividends receivable		5,421,954
Distributions receivable from Fidelity Central Funds		431,155
Other receivables		74,952
Total assets		5,546,045,778
Liabilities
Payable for investments purchased	$355,904,530
Payable for fund shares redeemed	9,555,186
Accrued management fee	1,862,838
Distribution and service plan fees payable	302,067
Other affiliated payables	396,259
Other payables and accrued expenses	82,502
Collateral on securities loaned	23,434,125
Total liabilities		391,537,507
Net Assets		$5,154,508,271
Net Assets consist of:
Paid in capital		$3,821,287,565
Total distributable earnings (loss)		1,333,220,706
Net Assets		$5,154,508,271
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,080,841,293 ÷ 139,839,106 shares)		$22.03
Service Class:
Net Asset Value, offering price and redemption price per share ($291,578,354 ÷ 13,317,178 shares)		$21.89
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,346,630,790 ÷ 62,903,094 shares)		$21.41
Investor Class:
Net Asset Value, offering price and redemption price per share ($435,457,834 ÷ 19,886,731 shares)		$21.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$69,365,706
Interest		79,723
Income from Fidelity Central Funds (including $172,646 from security lending)		3,604,497
Total income		73,049,926
Expenses
Management fee	$11,044,287
Transfer agent fees	1,806,733
Distribution and service plan fees	1,784,580
Accounting and security lending fees	541,487
Custodian fees and expenses	42,287
Independent trustees' fees and expenses	12,004
Audit	45,442
Legal	6,557
Miscellaneous	19,588
Total expenses before reductions	15,302,965
Expense reductions	(145,937)
Total expenses after reductions		15,157,028
Net investment income (loss)		57,892,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,777,949
Fidelity Central Funds	1,148
Foreign currency transactions	78,434
Total net realized gain (loss)		145,857,531
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	532,041,748
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	27,532
Total change in net unrealized appreciation (depreciation)		532,069,281
Net gain (loss)		677,926,812
Net increase (decrease) in net assets resulting from operations		$735,819,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,892,898	$131,000,004
Net realized gain (loss)	145,857,531	326,025,910
Change in net unrealized appreciation (depreciation)	532,069,281	(882,937,409)
Net increase (decrease) in net assets resulting from operations	735,819,710	(425,911,495)
Distributions to shareholders	(338,628,408)	(366,612,580)
Share transactions - net increase (decrease)	106,205,739	(232,668,560)
Total increase (decrease) in net assets	503,397,041	(1,025,192,635)
Net Assets
Beginning of period	4,651,111,230	5,676,303,865
End of period	$5,154,508,271	$4,651,111,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.37	$23.89	$21.97	$20.46	$24.30	$23.29
Income from Investment Operations
Net investment income (loss)A	.25	.58	.50	.49	.63	.71B
Net realized and unrealized gain (loss)	2.90	(2.50)	2.29	2.85	(1.57)C	1.35
Total from investment operations	3.15	(1.92)	2.79	3.34	(.94)	2.06
Distributions from net investment income	(.09)	(.52)	(.40)	(.48)	(.71)	(.71)
Distributions from net realized gain	(1.40)	(1.07)	(.47)	(1.34)	(2.19)	(.34)
Total distributions	(1.49)	(1.60)D	(.87)	(1.83)E	(2.90)	(1.05)
Redemption fees added to paid in capitalA	–	–	–	–	–F	–F
Net asset value, end of period	$22.03	$20.37	$23.89	$21.97	$20.46	$24.30
Total ReturnG,H,I	16.07%	(8.29)%	12.89%	18.02%	(4.08)%C	8.85%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.53%L	.53%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.53%L	.53%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.52%L	.52%	.53%	.54%	.53%	.54%
Net investment income (loss)	2.37%L	2.53%	2.19%	2.39%	2.85%	2.94%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,080,841	$2,804,988	$3,440,095	$3,550,158	$3,238,580	$3,817,228
Portfolio turnover rateM	52%L	39%	36%	38%	46%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.18)%.

 D Total distributions of $1.60 per share is comprised of distributions from net investment income of $.524 and distributions from net realized gain of $1.073 per share.

 E Total distributions of $1.83 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $1.342 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.26	$23.77	$21.86	$20.37	$24.20	$23.20
Income from Investment Operations
Net investment income (loss)A	.24	.55	.47	.46	.61	.69B
Net realized and unrealized gain (loss)	2.88	(2.49)	2.29	2.84	(1.56)C	1.34
Total from investment operations	3.12	(1.94)	2.76	3.30	(.95)	2.03
Distributions from net investment income	(.08)	(.50)	(.38)	(.47)	(.69)	(.68)
Distributions from net realized gain	(1.40)	(1.07)	(.47)	(1.34)	(2.19)	(.34)
Total distributions	(1.49)D	(1.57)	(.85)	(1.81)	(2.88)	(1.03)E
Redemption fees added to paid in capitalA	–	–	–	–	–F	–F
Net asset value, end of period	$21.89	$20.26	$23.77	$21.86	$20.37	$24.20
Total ReturnG,H,I	15.99%	(8.40)%	12.80%	17.90%	(4.17)%C	8.74%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.63%L	.63%	.63%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.63%L	.63%	.63%	.64%	.64%	.64%
Expenses net of all reductions	.62%L	.62%	.63%	.64%	.63%	.64%
Net investment income (loss)	2.27%L	2.43%	2.09%	2.29%	2.75%	2.84%B
Supplemental Data
Net assets, end of period (000 omitted)	$291,578	$264,055	$326,565	$325,602	$309,669	$369,024
Portfolio turnover rateM	52%L	39%	36%	38%	46%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.27)%.

 D Total distributions of $1.49 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.403 per share.

 E Total distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.85	$23.32	$21.46	$20.04	$23.85	$22.88
Income from Investment Operations
Net investment income (loss)A	.22	.51	.43	.42	.57	.64B
Net realized and unrealized gain (loss)	2.82	(2.44)	2.24	2.78	(1.54)C	1.32
Total from investment operations	3.04	(1.93)	2.67	3.20	(.97)	1.96
Distributions from net investment income	(.08)	(.47)	(.34)	(.44)	(.65)	(.65)
Distributions from net realized gain	(1.40)	(1.07)	(.47)	(1.34)	(2.19)	(.34)
Total distributions	(1.48)	(1.54)	(.81)	(1.78)	(2.84)	(.99)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$21.41	$19.85	$23.32	$21.46	$20.04	$23.85
Total ReturnE,F,G	15.94%	(8.54)%	12.65%	17.71%	(4.32)%C	8.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.78%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.78%J	.78%	.78%	.79%	.79%	.79%
Expenses net of all reductions	.77%J	.77%	.78%	.79%	.78%	.79%
Net investment income (loss)	2.12%J	2.28%	1.94%	2.14%	2.60%	2.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,346,631	$1,200,026	$1,452,633	$1,397,762	$1,348,912	$1,702,854
Portfolio turnover rateK	52%J	39%	36%	38%	46%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.42)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.26	$23.77	$21.86	$20.37	$24.21	$23.21
Income from Investment Operations
Net investment income (loss)A	.24	.55	.48	.47	.61	.69B
Net realized and unrealized gain (loss)	2.89	(2.48)	2.28	2.83	(1.56)C	1.34
Total from investment operations	3.13	(1.93)	2.76	3.30	(.95)	2.03
Distributions from net investment income	(.09)	(.51)	(.38)	(.47)	(.70)	(.69)
Distributions from net realized gain	(1.40)	(1.07)	(.47)	(1.34)	(2.19)	(.34)
Total distributions	(1.49)	(1.58)	(.85)	(1.81)	(2.89)	(1.03)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$21.90	$20.26	$23.77	$21.86	$20.37	$24.21
Total ReturnE,F,G	16.05%	(8.37)%	12.83%	17.93%	(4.18)%C	8.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	.61%J	.61%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.61%J	.61%	.61%	.62%	.62%	.62%
Expenses net of all reductions	.60%J	.60%	.61%	.62%	.61%	.62%
Net investment income (loss)	2.29%J	2.45%	2.11%	2.31%	2.77%	2.86%B
Supplemental Data
Net assets, end of period (000 omitted)	$435,458	$382,041	$457,011	$428,682	$349,685	$388,773
Portfolio turnover rateK	52%J	39%	36%	38%	46%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.28)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, contingent interest, certain conversion ratio adjustments, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,242,926,460
Gross unrealized depreciation	(100,670,979)
Net unrealized appreciation (depreciation)	$1,142,255,481
Tax cost	$3,909,099,175

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,215,130,459 and $1,426,157,544, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$142,767
Service Class 2	1,641,813
$1,784,580

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$982,579
Service Class	92,798
Service Class 2	426,871
Investor Class	304,485
$1,806,733

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $32,080 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,152 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $126,926 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,011.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$202,357,392	$222,800,478
Service Class	19,169,625	20,936,377
Service Class 2	89,305,750	93,014,239
Investor Class	27,795,641	29,861,486
Total	$338,628,408	$366,612,580

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	1,593,540	3,655,285	$33,969,746	$82,178,952
Reinvestment of distributions	9,948,741	10,361,692	202,357,392	222,800,478
Shares redeemed	(9,430,424)	(20,272,553)	(201,395,811)	(462,105,188)
Net increase (decrease)	2,111,857	(6,255,576)	$34,931,327	$(157,125,758)
Service Class
Shares sold	202,337	367,840	$4,314,441	$8,259,272
Reinvestment of distributions	948,053	978,261	19,169,625	20,936,377
Shares redeemed	(869,450)	(2,049,998)	(18,469,744)	(46,212,879)
Net increase (decrease)	280,940	(703,897)	$5,014,322	$(17,017,230)
Service Class 2
Shares sold	3,077,588	4,840,048	$63,730,697	$105,924,713
Reinvestment of distributions	4,514,952	4,432,220	89,305,750	93,014,239
Shares redeemed	(5,158,486)	(11,102,644)	(107,193,096)	(247,224,576)
Net increase (decrease)	2,434,054	(1,830,376)	$45,843,351	$(48,285,624)
Investor Class
Shares sold	715,214	1,493,108	$15,226,391	$33,487,332
Reinvestment of distributions	1,374,661	1,395,950	27,795,641	29,861,486
Shares redeemed	(1,063,489)	(3,255,148)	(22,605,293)	(73,588,766)
Net increase (decrease)	1,026,386	(366,090)	$20,416,739	$(10,239,948)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.53%
Actual		$1,000.00	$1,160.70	$2.84
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Service Class	.63%
Actual		$1,000.00	$1,159.90	$3.37
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Service Class 2.78%
Actual		$1,000.00	$1,159.40	$4.18
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Investor Class	.61%
Actual		$1,000.00	$1,160.50	$3.27
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Equity-Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Equity-Income Portfolio

2018 Total Return % vs. Lipper Equity Income Funds Objective and Russell 3000 Value:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
12.00
10.00
8.00
6.00
4.00
11.02
7.25
5.90
5.60
6.35
1 Year
35.0
30.0
25.0
20.0
33.1
27.6
23.7
22.7
22.5
3 Year
70.0
65.0
60.0
55.0
50.0
66.0
64.0
51.9
51.5
50.0
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	22%	29%	26%
Service Class	21%	28%	25%
Service Class 2	19%	27%	21%
Investor Class	21%	29%	25%

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Equity-Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPEI-SANN-0819
1.705693.121

Fidelity® Variable Insurance Products: Growth Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Microsoft Corp.	7.9
Amazon.com, Inc.	6.1
Alphabet, Inc. Class A	4.3
Apple, Inc.	4.1
Visa, Inc. Class A	3.9
Adobe, Inc.	2.9
American Tower Corp.	2.4
PayPal Holdings, Inc.	2.2
Qualcomm, Inc.	2.1
Facebook, Inc. Class A	2.0
37.9

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	38.4
Health Care	14.5
Consumer Discretionary	14.0
Industrials	8.7
Communication Services	8.0

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 12.3%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	285,821	$28,942,234
Interactive Media & Services - 7.4%
Alphabet, Inc. Class A (a)	228,198	247,092,794
Facebook, Inc. Class A (a)	579,109	111,768,037
Tencent Holdings Ltd.	1,327,800	60,068,901
		418,929,732
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	443,309	7,966,263

TOTAL COMMUNICATION SERVICES		455,838,229

CONSUMER DISCRETIONARY - 14.0%
Automobiles - 0.6%
Ferrari NV	211,000	34,059,620
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	325,700	38,113,414
Laureate Education, Inc. Class A (a)	1,676,200	26,333,102
		64,446,516
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)	19,400	14,217,872
McDonald's Corp.	231,800	48,135,588
Wingstop, Inc.	252,200	23,895,950
		86,249,410
Household Durables - 1.2%
Blu Homes, Inc. (a)(b)(c)	14,533,890	25,138
D.R. Horton, Inc.	701,000	30,234,130
NVR, Inc. (a)	11,110	37,443,478
		67,702,746
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	249,300	42,243,885
Amazon.com, Inc. (a)	181,100	342,936,393
Pinduoduo, Inc. ADR (d)	394,000	8,128,220
		393,308,498
Specialty Retail - 1.8%
Five Below, Inc. (a)	84,100	10,093,682
Ross Stores, Inc.	457,000	45,297,840
Ulta Beauty, Inc. (a)	132,900	46,101,681
		101,493,203
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	108,315	46,047,473

TOTAL CONSUMER DISCRETIONARY		793,307,466

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	400	78,776
Fever-Tree Drinks PLC	479,630	14,119,080
Kweichow Moutai Co. Ltd. (A Shares)	141,870	20,329,714
Pernod Ricard SA	101,000	18,610,973
Pernod Ricard SA ADR	408,400	15,078,128
		68,216,671
Food Products - 0.2%
The Simply Good Foods Co. (a)	439,700	10,587,976
Household Products - 1.6%
Energizer Holdings, Inc.	795,200	30,726,528
Procter & Gamble Co.	539,700	59,178,105
		89,904,633
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	238,200	43,616,802

TOTAL CONSUMER STAPLES		212,326,082

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy, Inc. (a)	1,088,100	74,480,445
Reliance Industries Ltd.	1,990,388	36,173,389
		110,653,834
FINANCIALS - 4.8%
Banks - 1.9%
First Republic Bank	420,000	41,013,000
HDFC Bank Ltd.	117,289	4,159,192
HDFC Bank Ltd. sponsored ADR	283,600	36,879,344
M&T Bank Corp.	141,300	24,030,891
Metro Bank PLC (a)	85,000	567,255
		106,649,682
Capital Markets - 2.9%
Charles Schwab Corp.	1,273,700	51,190,003
CME Group, Inc.	414,897	80,535,657
HDFC Asset Management Co. Ltd. (e)	50,000	1,494,996
JMP Group, Inc.	240,100	941,192
MSCI, Inc.	14,800	3,534,092
The Blackstone Group LP	574,200	25,505,964
Tradeweb Markets, Inc. Class A	24,600	1,077,726
		164,279,630
Diversified Financial Services - 0.0%
Prosegur Cash SA (e)	1,477,600	2,923,511

TOTAL FINANCIALS		273,852,823

HEALTH CARE - 14.3%
Biotechnology - 4.2%
AbbVie, Inc.	551,600	40,112,352
AC Immune SA (a)	421,500	2,339,325
Acceleron Pharma, Inc. (a)	161,900	6,650,852
Affimed NV (a)(d)	615,487	1,766,448
Aimmune Therapeutics, Inc. (a)(d)	356,200	7,416,084
Alexion Pharmaceuticals, Inc. (a)	209,900	27,492,702
Atara Biotherapeutics, Inc. (a)	136,000	2,734,960
Biogen, Inc. (a)	126,200	29,514,394
Calyxt, Inc. (a)	317,793	3,966,057
Cytokinetics, Inc. (a)	497,720	5,599,350
Gamida Cell Ltd. (a)	1,029,200	5,228,336
Immunomedics, Inc. (a)(d)	162,287	2,250,921
Insmed, Inc. (a)	1,312,783	33,607,245
Prothena Corp. PLC (a)	288,500	3,049,445
Rubius Therapeutics, Inc.	55,300	869,869
Vertex Pharmaceuticals, Inc. (a)	341,798	62,678,917
		235,277,257
Health Care Equipment & Supplies - 5.2%
Alcon, Inc. (a)	205,930	12,716,104
Alcon, Inc. (a)	367,940	22,830,677
Align Technology, Inc. (a)	98,700	27,014,190
Boston Scientific Corp. (a)	1,802,700	77,480,046
Danaher Corp.	335,326	47,924,792
Intuitive Surgical, Inc. (a)	150,900	79,154,595
Penumbra, Inc. (a)	61,200	9,792,000
ResMed, Inc.	163,100	19,903,093
		296,815,497
Health Care Providers & Services - 0.8%
Guardant Health, Inc.	36,300	3,133,779
National Vision Holdings, Inc. (a)	461,800	14,191,114
Neuronetics, Inc.	82,400	1,030,824
UnitedHealth Group, Inc.	109,000	26,597,090
		44,952,807
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	165,700	26,861,627
Life Sciences Tools & Services - 1.7%
Avantor, Inc.	794,200	15,161,278
Bio-Techne Corp.	2,800	583,772
Codexis, Inc. (a)	249,100	4,590,913
Mettler-Toledo International, Inc. (a)	37,900	31,836,000
QIAGEN NV (a)	360,500	14,618,275
Thermo Fisher Scientific, Inc.	106,500	31,276,920
		98,067,158
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	1,627,400	67,179,072
Corteva, Inc.	334,000	9,876,380
Nektar Therapeutics (a)	77,500	2,757,450
Perrigo Co. PLC	565,300	26,919,586
		106,732,488

TOTAL HEALTH CARE		808,706,834

INDUSTRIALS - 8.7%
Aerospace & Defense - 0.5%
TransDigm Group, Inc. (a)	56,096	27,139,245
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	638,400	47,714,016
Electrical Equipment - 1.7%
AMETEK, Inc.	506,100	45,974,124
Fortive Corp.	640,413	52,206,468
		98,180,592
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	83,417	30,552,310
Machinery - 1.9%
Allison Transmission Holdings, Inc.	229,400	10,632,690
Deere & Co.	226,500	37,533,315
Gardner Denver Holdings, Inc. (a)	1,628,100	56,332,260
Lincoln Electric Holdings, Inc.	65,800	5,416,656
		109,914,921
Professional Services - 2.1%
Equifax, Inc.	271,300	36,690,612
IHS Markit Ltd. (a)	519,800	33,121,656
TransUnion Holding Co., Inc.	673,561	49,513,469
		119,325,737
Road & Rail - 1.1%
Norfolk Southern Corp.	176,400	35,161,812
Uber Technologies, Inc.	636,240	26,557,930
		61,719,742

TOTAL INDUSTRIALS		494,546,563

INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 0.5%
Cisco Systems, Inc.	500,100	27,370,473
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	94,700	19,838,703
IT Services - 10.1%
Adyen BV (e)	9,700	7,484,870
Broadridge Financial Solutions, Inc.	26,600	3,396,288
Elastic NV	5,300	395,698
Fiserv, Inc. (a)	532,400	48,533,584
Fiverr International Ltd.	38,400	1,140,480
GreenSky, Inc. Class A (a)(d)	1,145,700	14,080,653
MasterCard, Inc. Class A	185,500	49,070,315
Okta, Inc. (a)	96,800	11,955,768
PayPal Holdings, Inc. (a)	1,084,900	124,177,654
Shopify, Inc. Class A (a)	134,400	40,393,381
VeriSign, Inc. (a)	239,300	50,051,988
Verra Mobility Corp. (a)	386,600	5,060,594
Visa, Inc. Class A	1,263,772	219,327,631
		575,068,904
Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding NV	189,200	39,340,356
Broadcom, Inc.	62,700	18,048,822
Cree, Inc. (a)	193,900	10,893,302
Marvell Technology Group Ltd.	385,000	9,189,950
NVIDIA Corp.	317,700	52,175,871
NXP Semiconductors NV	672,000	65,593,920
Qualcomm, Inc.	1,553,700	118,189,959
Semtech Corp. (a)	427,300	20,531,765
		333,963,945
Software - 17.4%
Adobe, Inc. (a)	565,800	166,712,970
Autodesk, Inc. (a)	295,900	48,202,110
Black Knight, Inc. (a)	623,100	37,479,465
Crowdstrike Holdings, Inc.	9,200	628,268
DocuSign, Inc. (a)	371,900	18,487,149
Intuit, Inc.	236,500	61,804,545
Microsoft Corp.	3,341,300	447,600,547
Parametric Technology Corp. (a)	276,400	24,809,664
Salesforce.com, Inc. (a)	701,862	106,493,521
Slack Technologies, Inc. Class A (a)(d)	120,200	4,507,500
SolarWinds, Inc. (a)	1,493,600	27,392,624
Splunk, Inc. (a)	242,800	30,532,100
Upwork, Inc.	13,400	215,472
Zscaler, Inc. (a)	175,300	13,434,992
		988,300,927
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,183,000	234,139,360

TOTAL INFORMATION TECHNOLOGY		2,178,682,312

MATERIALS - 2.0%
Chemicals - 1.6%
DowDuPont, Inc.	334,000	25,073,380
Sherwin-Williams Co.	74,100	33,959,289
The Chemours Co. LLC	1,289,900	30,957,600
		89,990,269
Containers & Packaging - 0.4%
Aptargroup, Inc.	181,400	22,555,276

TOTAL MATERIALS		112,545,545

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	655,500	134,016,975
Crown Castle International Corp.	435,400	56,754,390
SBA Communications Corp. Class A (a)	73,600	16,548,224
		207,319,589
TOTAL COMMON STOCKS
(Cost $3,619,349,498)		5,647,779,277

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (a)(b)(c)	22,085	7,196,306
Nuvation Bio, Inc. Series A (b)(c)(f)	1,667,500	1,286,276
		8,482,582
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	181,657	175,299

TOTAL CONVERTIBLE PREFERRED STOCKS		8,657,881

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	1,236,150	11,644,533
TOTAL PREFERRED STOCKS
(Cost $17,662,328)		20,302,414

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.42% (g)	31,988,544	31,994,942
Fidelity Securities Lending Cash Central Fund 2.42% (g)(h)	24,341,582	24,344,016
TOTAL MONEY MARKET FUNDS
(Cost $56,338,958)		56,338,958
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,693,350,784)		5,724,420,649
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(51,089,551)
NET ASSETS - 100%		$5,673,331,098

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,683,019 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,903,377 or 0.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$3,638,989
BioNTech AG Series A	12/29/17	$4,836,805
Blu Homes, Inc.	6/21/13	$4,848,302
Nuvation Bio, Inc. Series A	6/17/19	$1,286,276

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$361,576
Fidelity Securities Lending Cash Central Fund	119,562
Total	$481,138

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$455,838,229	$395,769,328	$60,068,901	$--
Consumer Discretionary	793,307,466	747,234,855	46,047,473	25,138
Consumer Staples	212,326,082	212,326,082	--	--
Energy	110,653,834	110,653,834	--	--
Financials	285,497,356	281,338,164	4,159,192	--
Health Care	817,189,416	808,706,834	--	8,482,582
Industrials	494,546,563	467,988,633	26,557,930	--
Information Technology	2,178,857,611	2,178,682,312	--	175,299
Materials	112,545,545	112,545,545	--	--
Real Estate	207,319,589	207,319,589	--	--
Money Market Funds	56,338,958	56,338,958	--	--
Total Investments in Securities:	$5,724,420,649	$5,578,904,134	$136,833,496	$8,683,019

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Netherlands	2.5%
Cayman Islands	1.9%
United Kingdom	1.4%
France	1.4%
India	1.4%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,775,950) — See accompanying schedule: Unaffiliated issuers (cost $3,637,011,826)	$5,668,081,691
Fidelity Central Funds (cost $56,338,958)	56,338,958
Total Investment in Securities (cost $3,693,350,784)		$5,724,420,649
Foreign currency held at value (cost $273,714)		273,720
Receivable for investments sold		970,609
Receivable for fund shares sold		1,286,416
Dividends receivable		1,612,185
Distributions receivable from Fidelity Central Funds		129,932
Other receivables		106,848
Total assets		5,728,800,359
Liabilities
Payable for investments purchased
Regular delivery	$15,731,321
Delayed delivery	643,138
Payable for fund shares redeemed	11,297,329
Accrued management fee	2,497,207
Distribution and service plan fees payable	286,239
Other affiliated payables	429,438
Other payables and accrued expenses	254,957
Collateral on securities loaned	24,329,632
Total liabilities		55,469,261
Net Assets		$5,673,331,098
Net Assets consist of:
Paid in capital		$3,361,583,556
Total distributable earnings (loss)		2,311,747,542
Net Assets		$5,673,331,098
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,313,301,988 ÷ 46,140,389 shares)		$71.81
Service Class:
Net Asset Value, offering price and redemption price per share ($707,931,181 ÷ 9,910,298 shares)		$71.43
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,114,513,584 ÷ 15,857,970 shares)		$70.28
Investor Class:
Net Asset Value, offering price and redemption price per share ($537,584,345 ÷ 7,528,235 shares)		$71.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$22,721,402
Income from Fidelity Central Funds (including $119,562 from security lending)		481,138
Total income		23,202,540
Expenses
Management fee	$14,707,201
Transfer agent fees	1,982,938
Distribution and service plan fees	1,688,117
Accounting and security lending fees	552,442
Custodian fees and expenses	55,021
Independent trustees' fees and expenses	12,920
Audit	34,697
Legal	4,912
Interest	22,321
Miscellaneous	49,738
Total expenses before reductions	19,110,307
Expense reductions	(20,062)
Total expenses after reductions		19,090,245
Net investment income (loss)		4,112,295
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	280,268,532
Fidelity Central Funds	(770)
Foreign currency transactions	(23,152)
Total net realized gain (loss)		280,244,610
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $77,423)	761,525,082
Assets and liabilities in foreign currencies	3,795
Total change in net unrealized appreciation (depreciation)		761,528,877
Net gain (loss)		1,041,773,487
Net increase (decrease) in net assets resulting from operations		$1,045,885,782

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,112,295	$12,727,650
Net realized gain (loss)	280,244,610	343,008,138
Change in net unrealized appreciation (depreciation)	761,528,877	(340,044,533)
Net increase (decrease) in net assets resulting from operations	1,045,885,782	15,691,255
Distributions to shareholders	(346,941,934)	(772,624,604)
Share transactions - net increase (decrease)	75,908,481	348,437,104
Total increase (decrease) in net assets	774,852,329	(408,496,245)
Net Assets
Beginning of period	4,898,478,769	5,306,975,014
End of period	$5,673,331,098	$4,898,478,769

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.12	$74.05	$59.31	$65.75	$63.48	$57.14
Income from Investment Operations
Net investment income (loss)A	.08	.21	.15	.12	.19	.20
Net realized and unrealized gain (loss)	13.11	(.25)B,C	19.66	(.48)	4.24	6.26
Total from investment operations	13.19	(.04)	19.81	(.36)	4.43	6.46
Distributions from net investment income	(.07)	(.18)	(.15)	(.02)	(.17)	(.12)
Distributions from net realized gain	(4.44)	(10.72)	(4.92)	(6.06)	(1.98)	–
Total distributions	(4.50)D	(10.89)E	(5.07)	(6.08)	(2.16)F	(.12)
Redemption fees added to paid in capitalA	–	–	–	–	–G	–G
Net asset value, end of period	$71.81	$63.12	$74.05	$59.31	$65.75	$63.48
Total ReturnH,I,J	21.74%	(.17)%C	35.13%	.80%	7.17%	11.30%
Ratios to Average Net AssetsK,L
Expenses before reductions	.63%M	.63%	.64%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.63%M	.63%	.64%	.64%	.64%	.65%
Expenses net of all reductions	.63%M	.62%	.63%	.64%	.64%	.64%
Net investment income (loss)	.22%M	.30%	.22%	.21%	.29%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$3,313,302	$2,869,484	$3,165,086	$2,736,295	$3,045,732	$3,143,666
Portfolio turnover rateN	51%M	34%	50%	61%	63%	46%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.20)%.

 D Total distributions of $4.50 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $4.437 per share.

 E Total distributions of $10.89 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $10.715 per share.

 F Total distributions of $2.16 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $1.984 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.83	$73.76	$59.10	$65.57	$63.32	$57.00
Income from Investment Operations
Net investment income (loss)A	.04	.14	.08	.06	.12	.14
Net realized and unrealized gain (loss)	13.05	(.25)B,C	19.59	(.47)	4.22	6.24
Total from investment operations	13.09	(.11)	19.67	(.41)	4.34	6.38
Distributions from net investment income	(.06)	(.11)	(.09)	–	(.11)	(.06)
Distributions from net realized gain	(4.44)	(10.72)	(4.92)	(6.06)	(1.98)	–
Total distributions	(4.49)D	(10.82)E	(5.01)	(6.06)	(2.09)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–F	–F
Net asset value, end of period	$71.43	$62.83	$73.76	$59.10	$65.57	$63.32
Total ReturnG,H,I	21.68%	(.27)%C	35.00%	.71%	7.05%	11.19%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.73%L	.73%	.74%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.73%L	.73%	.74%	.74%	.74%	.75%
Expenses net of all reductions	.73%L	.72%	.73%	.74%	.74%	.74%
Net investment income (loss)	.12%L	.20%	.12%	.11%	.19%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$707,931	$600,590	$624,381	$482,603	$527,178	$521,455
Portfolio turnover rateM	51%L	34%	50%	61%	63%	46%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.30)%.

 D Total distributions of $4.49 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $4.437 per share.

 E Total distributions of $10.82 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $10.715 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.91	$72.86	$58.44	$65.01	$62.80	$56.57
Income from Investment Operations
Net investment income (loss)A	(.01)	.03	(.02)	(.03)	.02	.05
Net realized and unrealized gain (loss)	12.86	(.23)B,C	19.36	(.48)	4.20	6.18
Total from investment operations	12.85	(.20)	19.34	(.51)	4.22	6.23
Distributions from net investment income	(.04)	(.03)	(.06)	–	(.02)	–
Distributions from net realized gain	(4.44)	(10.72)	(4.86)	(6.06)	(1.98)	–
Total distributions	(4.48)	(10.75)	(4.92)	(6.06)	(2.01)D	–
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$70.28	$61.91	$72.86	$58.44	$65.01	$62.80
Total ReturnF,G,H	21.60%	(.43)%C	34.81%	.55%	6.90%	11.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.88%	.89%	.89%	.89%	.90%
Expenses net of fee waivers, if any	.88%K	.88%	.89%	.89%	.89%	.90%
Expenses net of all reductions	.88%K	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	(.03)%K	.05%	(.03)%	(.04)%	.04%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,114,514	$971,010	$1,069,117	$783,297	$958,371	$845,165
Portfolio turnover rateL	51%K	34%	50%	61%	63%	46%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.46)%.

 D Total distributions of $2.01 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $1.984 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.81	$73.73	$59.08	$65.55	$63.30	$56.99
Income from Investment Operations
Net investment income (loss)A	.05	.15	.10	.07	.13	.15
Net realized and unrealized gain (loss)	13.04	(.23)B,C	19.58	(.48)	4.23	6.24
Total from investment operations	13.09	(.08)	19.68	(.41)	4.36	6.39
Distributions from net investment income	(.06)	(.12)	(.10)	–	(.13)	(.08)
Distributions from net realized gain	(4.44)	(10.72)	(4.92)	(6.06)	(1.98)	–
Total distributions	(4.49)D	(10.84)	(5.03)E	(6.06)	(2.11)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–	–F	–F
Net asset value, end of period	$71.41	$62.81	$73.73	$59.08	$65.55	$63.30
Total ReturnG,H,I	21.69%	(.24)%C	35.03%	.71%	7.09%	11.20%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.71%L	.71%	.72%	.73%	.72%	.73%
Expenses net of fee waivers, if any	.71%L	.71%	.72%	.72%	.72%	.73%
Expenses net of all reductions	.71%L	.70%	.71%	.72%	.72%	.73%
Net investment income (loss)	.14%L	.22%	.14%	.12%	.21%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$537,584	$457,395	$448,392	$291,497	$308,555	$269,599
Portfolio turnover rateM	51%L	34%	50%	61%	63%	46%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.27)%.

 D Total distributions of $4.49 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $4.437 per share.

 E Total distributions of $5.03 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $4.921 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $91,713 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,143,920,537
Gross unrealized depreciation	(116,955,513)
Net unrealized appreciation (depreciation)	$2,026,965,024
Tax cost	$3,697,455,625

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,372,358,290 and $1,625,636,904, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$335,882
Service Class 2	1,352,235
$1,688,117

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,039,276
Service Class	218,323
Service Class 2	351,581
Investor Class	373,758
$1,982,938

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36,222 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$24,239,000	2.61%	$22,321

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,620 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $2,891,837. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $10,558 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20,062.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$202,105,390	$459,477,138
Service Class	42,477,202	91,255,337
Service Class 2	69,857,526	154,036,104
Investor Class	32,501,816	67,856,025
Total	$346,941,934	$772,624,604

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	537,576	2,407,126	$36,882,587	$165,525,089
Reinvestment of distributions	3,147,079	7,206,690	202,105,390	459,477,138
Shares redeemed	(3,006,079)	(6,892,103)	(206,089,418)	(481,727,817)
Net increase (decrease)	678,576	2,721,713	$32,898,559	$143,274,410
Service Class
Shares sold	496,554	904,170	$33,930,504	$62,840,270
Reinvestment of distributions	664,641	1,437,721	42,477,202	91,255,337
Shares redeemed	(809,857)	(1,247,831)	(54,829,245)	(86,955,090)
Net increase (decrease)	351,338	1,094,060	$21,578,461	$67,140,517
Service Class 2
Shares sold	802,523	2,712,268	$53,338,673	$187,536,336
Reinvestment of distributions	1,110,436	2,461,880	69,857,526	154,036,104
Shares redeemed	(1,738,767)	(4,164,555)	(116,244,824)	(282,470,762)
Net increase (decrease)	174,192	1,009,593	$6,951,375	$59,101,678
Investor Class
Shares sold	253,038	1,535,840	$17,300,980	$107,510,371
Reinvestment of distributions	508,795	1,069,589	32,501,816	67,856,025
Shares redeemed	(516,343)	(1,403,875)	(35,322,710)	(96,445,897)
Net increase (decrease)	245,490	1,201,554	$14,480,086	$78,920,499

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 18% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.63%
Actual		$1,000.00	$1,217.40	$3.46
Hypothetical-C		$1,000.00	$1,021.67	$3.16
Service Class	.73%
Actual		$1,000.00	$1,216.80	$4.01
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Service Class 2.88%
Actual		$1,000.00	$1,216.00	$4.84
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Investor Class	.71%
Actual		$1,000.00	$1,216.90	$3.90
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Growth Portfolio

2018 Total Return % vs. Morningstar Custom Large/Mid Growth and Russell 3000 Growth:
75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
24.00
22.00
20.00
18.00
16.00
23.43
23.12
22.47
23.86
16.01
55.0
50.0
45.0
40.0
35.0
30.0
52.1
51.0
50.6
47.4
32.1
120.0
110.0
100.0
90.0
80.0
70.0
118.0
115.3
111.3
107.2
77.9
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	75%	86%	88%
Service Class	74%	85%	87%
Service Class 2	72%	83%	85%
Investor Class	74%	85%	87%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Growth Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP Growth
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
75
75
75
75
72
68
69
70
67
66
55
55
55
55
54
2013
2014
2015
2016
2018

	2013	2014	2015	2016	2018
TMG %	9%	10%	12%	11%	10%
Funds	393	368	347	333	341
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Service Class 2 ranked equal to the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPGRWT-SANN-0819
1.705692.121

Fidelity® Variable Insurance Products: Overseas Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2019
Japan	16.1%
United Kingdom	15.7%
France	10.4%
Switzerland	8.6%
Netherlands	7.9%
United States of America *	7.7%
Germany	7.0%
Sweden	4.4%
Ireland	2.9%
Other	19.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2019

% of fund's net assets
Stocks	97.0
Investment Companies	0.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.4
AIA Group Ltd. (Hong Kong, Insurance)	1.8
SAP SE (Germany, Software)	1.8
Diageo PLC (United Kingdom, Beverages)	1.8
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.7
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.7
Total SA (France, Oil, Gas & Consumable Fuels)	1.6
Sanofi SA (France, Pharmaceuticals)	1.3
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Heineken NV (Bearer) (Netherlands, Beverages)	1.2
16.6

Top Market Sectors as of June 30, 2019

% of fund's net assets
Financials	20.2
Industrials	17.7
Health Care	14.8
Information Technology	12.6
Consumer Staples	12.4
Consumer Discretionary	8.9
Communication Services	3.5
Materials	3.5
Energy	2.7
Real Estate	0.7

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.3%
Insurance Australia Group Ltd.	363,943	$2,110,481
Lovisa Holdings Ltd. (a)	119,300	951,452
National Storage (REIT) unit	863,700	1,061,131
realestate.com.au Ltd.	17,345	1,169,485

TOTAL AUSTRALIA		5,292,549

Austria - 0.6%
Andritz AG	9,757	367,234
Erste Group Bank AG	211,600	7,853,522
Mayr-Melnhof Karton AG	9,000	1,131,869

TOTAL AUSTRIA		9,352,625

Bailiwick of Jersey - 1.6%
Experian PLC	466,000	14,108,433
Glencore Xstrata PLC	392,700	1,359,106
Sanne Group PLC	1,079,326	9,635,951

TOTAL BAILIWICK OF JERSEY		25,103,490

Belgium - 1.2%
KBC Groep NV	280,168	18,362,895
Bermuda - 2.2%
Credicorp Ltd. (United States)	35,400	8,103,414
Hiscox Ltd.	510,400	10,967,248
Hongkong Land Holdings Ltd.	131,800	848,792
IHS Markit Ltd. (b)	215,972	13,761,736
SmarTone Telecommunications Holdings Ltd.	1,049,000	999,086

TOTAL BERMUDA		34,680,276

Canada - 0.9%
Constellation Software, Inc.	15,670	14,768,965
Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	1,974,000	2,011,475
Value Partners Group Ltd.	2,224,000	1,483,293
ZTO Express (Cayman), Inc. sponsored ADR	81,300	1,554,456

TOTAL CAYMAN ISLANDS		5,049,224

China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	192,000	1,537,834
Suofeiya Home Collection Co. Ltd. (A Shares)	256,000	691,932
Yunnan Baiyao Group Co. Ltd. (A Shares)	113,900	1,383,692

TOTAL CHINA		3,613,458

Denmark - 1.5%
A.P. Moller - Maersk A/S Series A	923	1,071,465
DSV de Sammensluttede Vognmaend A/S	152,500	14,975,511
Netcompany Group A/S (c)	146,281	5,892,110
Scandinavian Tobacco Group A/S (c)	118,471	1,380,686

TOTAL DENMARK		23,319,772

Finland - 0.1%
Nokian Tyres PLC	53,400	1,667,403
France - 10.4%
Altarea SCA	5,300	1,102,873
Altarea SCA rights (b)(d)	6,800	98,587
ALTEN	76,770	9,200,911
Amundi SA (c)	134,153	9,366,286
Capgemini SA	140,000	17,407,864
Compagnie de St. Gobain	42,800	1,668,092
Danone SA	214,700	18,179,126
Edenred SA	174,761	8,914,612
Elior SA (c)	233,100	3,204,551
Essilor International SA	60,600	7,907,223
LVMH Moet Hennessy Louis Vuitton SE	62,833	26,711,913
Natixis SA	214,200	861,983
Sanofi SA	236,914	20,474,655
SR Teleperformance SA	72,800	14,585,991
Total SA	447,307	25,091,142

TOTAL FRANCE		164,775,809

Germany - 6.6%
adidas AG	56,464	17,431,716
Axel Springer Verlag AG (a)	73,000	5,142,364
Bayer AG	122,853	8,521,121
Bertrandt AG	23,982	1,704,371
Deutsche Borse AG	89,100	12,578,245
Deutsche Post AG	309,781	10,180,082
Fresenius SE & Co. KGaA	104,757	5,679,603
Hannover Reuck SE	81,600	13,194,363
Instone Real Estate Group BV (b)(c)	56,500	1,269,504
JOST Werke AG (c)	23,700	830,038
SAP SE	203,763	27,934,244

TOTAL GERMANY		104,465,651

Hong Kong - 2.0%
AIA Group Ltd.	2,625,300	28,350,360
Dah Sing Banking Group Ltd.	778,400	1,405,000
Dah Sing Financial Holdings Ltd.	311,600	1,455,944

TOTAL HONG KONG		31,211,304

India - 1.6%
Axis Bank Ltd. (b)	717,730	8,416,542
HDFC Bank Ltd. sponsored ADR	87,400	11,365,496
LIC Housing Finance Ltd.	644,700	5,191,728
Shriram Transport Finance Co. Ltd.	81,700	1,280,243

TOTAL INDIA		26,254,009

Indonesia - 0.5%
PT Astra International Tbk	4,009,300	2,114,265
PT Bank Rakyat Indonesia Tbk	20,000,900	6,172,637

TOTAL INDONESIA		8,286,902

Ireland - 2.9%
DCC PLC (United Kingdom)	148,950	13,278,965
Irish Residential Properties REIT PLC	483,900	927,709
Kerry Group PLC Class A	122,900	14,673,707
Kingspan Group PLC (Ireland)	162,520	8,826,119
United Drug PLC (United Kingdom)	863,102	8,757,810

TOTAL IRELAND		46,464,310

Italy - 1.4%
Banca Generali SpA	32,330	930,825
FinecoBank SpA	609,600	6,800,058
Recordati SpA	332,200	13,848,118

TOTAL ITALY		21,579,001

Japan - 16.1%
AEON Financial Service Co. Ltd.	85,900	1,382,335
Arata Corp.	33,900	1,152,377
Credit Saison Co. Ltd.	93,700	1,095,912
Daiichikosho Co. Ltd.	159,900	7,430,311
Elecom Co. Ltd.	119,900	4,059,129
GMO Internet, Inc.	114,040	2,064,704
Hoya Corp.	260,900	19,973,738
Iriso Electronics Co. Ltd.	134,300	6,751,435
Kao Corp.	161,400	12,290,442
Keyence Corp.	29,056	17,821,948
KH Neochem Co. Ltd.	339,100	8,306,480
Miroku Jyoho Service Co., Ltd.	188,410	5,915,391
Nabtesco Corp.	67,000	1,860,576
Nakanishi, Inc.	46,600	855,367
Nitori Holdings Co. Ltd.	75,620	10,015,801
NOF Corp.	242,800	9,041,803
OBIC Co. Ltd.	39,340	4,451,588
Olympus Corp.	848,500	9,412,475
Oracle Corp. Japan	81,500	5,949,126
ORIX Corp.	886,330	13,219,113
Otsuka Corp.	238,800	9,601,614
PALTAC Corp.	105,800	5,809,359
Paramount Bed Holdings Co. Ltd.	30,100	1,144,646
Persol Holdings Co., Ltd.	422,100	9,908,965
Recruit Holdings Co. Ltd.	386,060	12,869,263
Relo Group, Inc.	172,900	4,350,765
Renesas Electronics Corp. (b)	199,500	989,960
S Foods, Inc.	173,600	5,893,206
Shiseido Co. Ltd.	158,400	11,931,238
SMC Corp.	34,500	12,854,102
Subaru Corp.	85,600	2,079,362
Sundrug Co. Ltd.	17,140	463,574
Suzuki Motor Corp.	166,300	7,811,002
Tsuruha Holdings, Inc.	110,500	10,208,042
USS Co. Ltd.	443,327	8,729,613
Welcia Holdings Co. Ltd.	172,820	7,028,852
Zozo, Inc.	80,700	1,511,230

TOTAL JAPAN		256,234,844

Kenya - 0.3%
Safaricom Ltd.	19,310,400	5,291,294
Korea (South) - 0.3%
LG Chemical Ltd.	14,585	4,467,895
Luxembourg - 0.1%
Eurofins Scientific SA	3,591	1,588,414
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O	694,100	4,027,091
Netherlands - 7.9%
ASML Holding NV (Netherlands)	80,100	16,668,000
ASR Nederland NV	24,400	992,170
Grandvision NV (c)	291,100	6,765,841
Heineken NV (Bearer)	177,300	19,785,792
IMCD Group BV	202,210	18,532,599
Intertrust NV (c)	90,454	1,868,880
Koninklijke Philips Electronics NV	383,520	16,673,895
QIAGEN NV (Germany) (b)	193,600	7,856,888
Unilever NV (Certificaten Van Aandelen) (Bearer)	438,100	26,618,159
Wolters Kluwer NV	136,600	9,944,090

TOTAL NETHERLANDS		125,706,314

New Zealand - 0.5%
EBOS Group Ltd.	470,136	7,311,635
Norway - 1.8%
Adevinta ASA:
Class A (b)	323,100	3,590,652
Class B	258,822	2,852,050
Equinor ASA	677,200	13,372,605
Schibsted ASA:
(A Shares)	270,400	7,458,589
(B Shares)	29,022	756,642
Skandiabanken ASA (c)	118,472	1,011,056

TOTAL NORWAY		29,041,594

Spain - 1.2%
Amadeus IT Holding SA Class A	113,667	9,003,607
CaixaBank SA	1,187,100	3,404,614
Prosegur Cash SA (c)	3,283,600	6,496,780

TOTAL SPAIN		18,905,001

Sweden - 4.4%
Addlife AB	250,591	7,825,782
AddTech AB (B Shares)	180,907	5,493,749
ASSA ABLOY AB (B Shares)	526,800	11,886,027
Essity AB Class B	46,160	1,418,679
Hexagon AB (B Shares)	188,500	10,466,189
HEXPOL AB (B Shares)	117,030	953,390
Indutrade AB	368,590	11,780,718
Securitas AB (B Shares)	76,200	1,336,720
Svenska Handelsbanken AB (A Shares)	1,040,700	10,270,350
Swedbank AB (A Shares)	359,862	5,417,488
Swedish Match Co. AB	22,700	958,244
Telefonaktiebolaget LM Ericsson (B Shares)	247,500	2,349,202

TOTAL SWEDEN		70,156,538

Switzerland - 8.6%
Alcon, Inc. (b)	207,100	12,850,555
Julius Baer Group Ltd.	219,410	9,775,611
Lonza Group AG	44,290	14,951,988
Nestle SA (Reg. S)	175,600	18,178,506
Roche Holding AG (participation certificate)	135,225	38,023,625
Sika AG	82,831	14,136,083
Sonova Holding AG Class B	39,220	8,911,080
Swiss Re Ltd.	99,660	10,131,385
UBS Group AG	817,800	9,717,763

TOTAL SWITZERLAND		136,676,596

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,116,600	8,562,378
United Kingdom - 15.7%
Aggreko PLC	129,700	1,301,229
Ascential PLC (c)	1,085,863	4,911,968
AstraZeneca PLC (United Kingdom)	30,900	2,526,127
BCA Marketplace PLC	759,900	2,345,035
Beazley PLC	1,307,100	9,154,633
BP PLC	568,663	3,961,743
Cineworld Group PLC	2,619,800	8,430,656
Close Brothers Group PLC	41,590	746,835
Compass Group PLC	697,101	16,710,751
Cranswick PLC	191,873	6,301,283
Dechra Pharmaceuticals PLC	158,930	5,542,338
Diageo PLC	648,400	27,907,320
Diploma PLC	466,020	9,066,715
Hilton Food Group PLC	392,469	4,824,667
InterContinental Hotel Group PLC	231,420	15,200,085
Intertek Group PLC	165,010	11,529,686
James Fisher and Sons PLC	184,130	4,484,972
John Wood Group PLC	92,760	532,459
JTC PLC (c)	529,100	2,499,582
Keywords Studios PLC	53,100	1,230,677
Lloyds Banking Group PLC	2,702,479	1,940,975
London Stock Exchange Group PLC	179,980	12,539,109
Micro Focus International PLC	51,468	1,353,608
Mondi PLC	443,500	10,081,689
Prudential PLC	903,742	19,729,575
RELX PLC (London Stock Exchange)	453,800	11,004,512
Rentokil Initial PLC	1,985,800	10,024,420
Rightmove PLC	149,200	1,013,131
Rolls-Royce Holdings PLC (e)	135,022	1,442,432
Rotork PLC	2,035,457	8,183,884
Sabre Insurance Group PLC (c)	556,141	1,928,121
Spectris PLC	184,840	6,755,747
St. James's Place Capital PLC	119,950	1,672,589
Standard Life PLC	478,516	1,790,259
The Weir Group PLC	49,404	970,284
Ultra Electronics Holdings PLC	299,700	6,279,966
Unilever PLC	50,300	3,122,387
Victrex PLC	198,314	5,450,009
Volution Group PLC	1,942,395	4,440,140

TOTAL UNITED KINGDOM		248,931,598

United States of America - 4.7%
Alphabet, Inc. Class C (b)	5,772	6,239,013
Becton, Dickinson & Co.	35,900	9,047,159
Boston Scientific Corp. (b)	224,700	9,657,606
Marsh & McLennan Companies, Inc.	127,100	12,678,225
Moody's Corp.	38,100	7,441,311
Roper Technologies, Inc.	24,500	8,973,370
S&P Global, Inc.	44,077	10,040,300
Total System Services, Inc.	78,200	10,030,714

TOTAL UNITED STATES OF AMERICA		74,107,698

TOTAL COMMON STOCKS
(Cost $1,231,683,718)		1,535,256,533

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
(Cost $8,868,525)	69,212	6,769,857

Investment Companies - 0.9%
United States of America - 0.9%
iShares MSCI Japan ETF
(Cost $12,932,226)	245,800	13,415,764

Money Market Funds - 1.9%
Fidelity Cash Central Fund 2.42% (f)	25,179,176	25,184,212
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	4,685,821	4,686,290
TOTAL MONEY MARKET FUNDS
(Cost $29,870,083)		29,870,502
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,283,354,552)		1,585,312,656
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,386,850
NET ASSETS - 100%		$1,588,699,506

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,425,403 or 3.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,424
Fidelity Securities Lending Cash Central Fund	177,622
Total	$446,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$55,285,241	$55,285,241	$--	$--
Consumer Discretionary	142,733,239	99,310,575	43,422,664	--
Consumer Staples	197,933,767	103,928,269	94,005,498	--
Energy	42,957,949	13,905,064	29,052,885	--
Financials	324,989,696	233,522,478	91,467,218	--
Health Care	232,818,317	131,646,906	101,171,411	--
Industrials	281,491,385	268,162,926	13,328,459	--
Information Technology	199,229,111	142,361,679	56,867,432	--
Materials	54,928,324	53,569,218	1,359,106	--
Real Estate	9,659,361	9,659,361	--	--
Investment Companies	13,415,764	13,415,764	--	--
Money Market Funds	29,870,502	29,870,502	--	--
Total Investments in Securities:	$1,585,312,656	$1,154,637,983	$430,674,673	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,452,707) — See accompanying schedule: Unaffiliated issuers (cost $1,253,484,469)	$1,555,442,154
Fidelity Central Funds (cost $29,870,083)	29,870,502
Total Investment in Securities (cost $1,283,354,552)		$1,585,312,656
Cash		761,499
Foreign currency held at value (cost $23)		23
Receivable for investments sold
Regular delivery		2,822,098
Delayed delivery		75,304
Receivable for fund shares sold		3,468,838
Dividends receivable		6,041,469
Distributions receivable from Fidelity Central Funds		56,347
Other receivables		144,959
Total assets		1,598,683,193
Liabilities
Payable for investments purchased
Regular delivery	$2,113,191
Delayed delivery	98,587
Payable for fund shares redeemed	1,369,145
Accrued management fee	864,551
Distribution and service plan fees payable	77,909
Other affiliated payables	168,564
Other payables and accrued expenses	607,777
Collateral on securities loaned	4,683,963
Total liabilities		9,983,687
Net Assets		$1,588,699,506
Net Assets consist of:
Paid in capital		$1,278,909,084
Total distributable earnings (loss)		309,790,422
Net Assets		$1,588,699,506
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($743,335,372 ÷ 33,993,428 shares)		$21.87
Service Class:
Net Asset Value, offering price and redemption price per share ($132,390,621 ÷ 6,083,799 shares)		$21.76
Service Class 2:
Net Asset Value, offering price and redemption price per share ($328,688,394 ÷ 15,194,818 shares)		$21.63
Investor Class:
Net Asset Value, offering price and redemption price per share ($384,285,119 ÷ 17,641,028 shares)		$21.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$27,332,625
Non-Cash dividends		3,982,333
Interest		12,702
Income from Fidelity Central Funds (including $177,622 from security lending)		446,046
Income before foreign taxes withheld		31,773,706
Less foreign taxes withheld		(2,416,392)
Total income		29,357,314
Expenses
Management fee	$5,055,627
Transfer agent fees	642,775
Distribution and service plan fees	460,174
Accounting and security lending fees	343,588
Custodian fees and expenses	91,190
Independent trustees' fees and expenses	3,616
Audit	44,197
Legal	2,073
Interest	3,578
Miscellaneous	5,823
Total expenses before reductions	6,652,641
Expense reductions	(130,632)
Total expenses after reductions		6,522,009
Net investment income (loss)		22,835,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,918,159)
Fidelity Central Funds	3,377
Foreign currency transactions	(68,089)
Futures contracts	(1,527,055)
Total net realized gain (loss)		(4,509,926)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $452,115)	239,689,766
Fidelity Central Funds	(1,050)
Assets and liabilities in foreign currencies	(708)
Futures contracts	1,972,800
Total change in net unrealized appreciation (depreciation)		241,660,808
Net gain (loss)		237,150,882
Net increase (decrease) in net assets resulting from operations		$259,986,187

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,835,305	$25,219,328
Net realized gain (loss)	(4,509,926)	53,148,477
Change in net unrealized appreciation (depreciation)	241,660,808	(324,927,475)
Net increase (decrease) in net assets resulting from operations	259,986,187	(246,559,670)
Distributions to shareholders	(55,532,491)	(24,318,096)
Share transactions - net increase (decrease)	(23,956,677)	(91,834,407)
Total increase (decrease) in net assets	180,497,019	(362,712,173)
Net Assets
Beginning of period	1,408,202,487	1,770,914,660
End of period	$1,588,699,506	$1,408,202,487

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.13	$22.87	$17.81	$19.08	$18.70	$20.64
Income from Investment Operations
Net investment income (loss)A	.32	.36	.31	.28	.29	.32B
Net realized and unrealized gain (loss)	3.18	(3.75)	5.08	(1.25)	.38	(1.98)
Total from investment operations	3.50	(3.39)	5.39	(.97)	.67	(1.66)
Distributions from net investment income	–	(.35)	(.31)	(.27)	(.27)	(.27)
Distributions from net realized gain	(.76)	–	(.02)	(.03)	(.02)	(.01)
Total distributions	(.76)	(.35)	(.33)	(.30)	(.29)	(.28)
Redemption fees added to paid in capital	–	–	–	–	–A,C	–A,C
Net asset value, end of period	$21.87	$19.13	$22.87	$17.81	$19.08	$18.70
Total ReturnD,E,F	18.77%	(14.81)%	30.28%	(5.06)%	3.62%	(8.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.80%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.79%I	.79%	.80%	.80%	.80%	.82%
Expenses net of all reductions	.77%I	.78%	.78%	.80%	.80%	.82%
Net investment income (loss)	3.07%I	1.59%	1.46%	1.56%	1.46%	1.62%B
Supplemental Data
Net assets, end of period (000 omitted)	$743,335	$662,011	$822,994	$702,946	$758,522	$726,566
Portfolio turnover rateJ	44%I	40%	35%	102%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$22.77	$17.74	$19.00	$18.63	$20.56
Income from Investment Operations
Net investment income (loss)A	.30	.33	.28	.27	.27	.30B
Net realized and unrealized gain (loss)	3.17	(3.72)	5.05	(1.24)	.37	(1.97)
Total from investment operations	3.47	(3.39)	5.33	(.97)	.64	(1.67)
Distributions from net investment income	–	(.33)	(.28)	(.25)	(.25)	(.25)
Distributions from net realized gain	(.76)	–	(.02)	(.03)	(.02)	(.01)
Total distributions	(.76)	(.33)	(.30)	(.29)C	(.27)	(.26)
Redemption fees added to paid in capital	–	–	–	–	–A,D	–A,D
Net asset value, end of period	$21.76	$19.05	$22.77	$17.74	$19.00	$18.63
Total ReturnE,F,G	18.69%	(14.88)%	30.10%	(5.12)%	3.49%	(8.16)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.89%	.90%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.89%J	.89%	.90%	.90%	.90%	.92%
Expenses net of all reductions	.87%J	.88%	.88%	.90%	.90%	.92%
Net investment income (loss)	2.97%J	1.49%	1.36%	1.46%	1.36%	1.52%B
Supplemental Data
Net assets, end of period (000 omitted)	$132,391	$114,094	$141,047	$118,444	$138,766	$100,058
Portfolio turnover rateK	44%J	40%	35%	102%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $.032 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.95	$22.66	$17.65	$18.92	$18.55	$20.47
Income from Investment Operations
Net investment income (loss)A	.29	.30	.25	.24	.24	.27B
Net realized and unrealized gain (loss)	3.15	(3.71)	5.04	(1.25)	.38	(1.96)
Total from investment operations	3.44	(3.41)	5.29	(1.01)	.62	(1.69)
Distributions from net investment income	–	(.30)	(.26)	(.23)	(.23)	(.22)
Distributions from net realized gain	(.76)	–	(.02)	(.03)	(.02)	(.01)
Total distributions	(.76)	(.30)	(.28)	(.26)	(.25)	(.23)
Redemption fees added to paid in capital	–	–	–	–	–A,C	–A,C
Net asset value, end of period	$21.63	$18.95	$22.66	$17.65	$18.92	$18.55
Total ReturnD,E,F	18.63%	(15.06)%	29.99%	(5.32)%	3.35%	(8.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.04%	1.05%	1.05%	1.05%	1.07%
Expenses net of fee waivers, if any	1.04%I	1.04%	1.05%	1.05%	1.05%	1.07%
Expenses net of all reductions	1.02%I	1.03%	1.03%	1.05%	1.05%	1.07%
Net investment income (loss)	2.82%I	1.34%	1.21%	1.31%	1.21%	1.37%B
Supplemental Data
Net assets, end of period (000 omitted)	$328,688	$291,392	$361,446	$302,443	$345,818	$266,860
Portfolio turnover rateJ	44%I	40%	35%	102%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.06	$22.79	$17.75	$19.02	$18.64	$20.58
Income from Investment Operations
Net investment income (loss)A	.31	.34	.29	.27	.27	.30B
Net realized and unrealized gain (loss)	3.17	(3.74)	5.06	(1.25)	.39	(1.98)
Total from investment operations	3.48	(3.40)	5.35	(.98)	.66	(1.68)
Distributions from net investment income	–	(.33)	(.29)	(.26)	(.26)	(.26)
Distributions from net realized gain	(.76)	–	(.02)	(.03)	(.02)	(.01)
Total distributions	(.76)	(.33)	(.31)	(.29)	(.28)	(.26)C
Redemption fees added to paid in capital	–	–	–	–	–A,D	–A,D
Net asset value, end of period	$21.78	$19.06	$22.79	$17.75	$19.02	$18.64
Total ReturnE,F,G	18.74%	(14.90)%	30.18%	(5.14)%	3.55%	(8.17)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.87%	.88%	.88%	.88%	.90%
Expenses net of fee waivers, if any	.87%J	.87%	.88%	.88%	.88%	.90%
Expenses net of all reductions	.85%J	.86%	.86%	.88%	.88%	.90%
Net investment income (loss)	2.99%J	1.51%	1.38%	1.48%	1.38%	1.54%B
Supplemental Data
Net assets, end of period (000 omitted)	$384,285	$340,705	$445,429	$303,787	$315,254	$279,760
Portfolio turnover rateK	44%J	40%	35%	102%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $25,903 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$332,011,148
Gross unrealized depreciation	(36,806,132)
Net unrealized appreciation (depreciation)	$295,205,016
Tax cost	$1,290,107,640

The Fund intends to elect to defer to its next fiscal year $1,225,845 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $329,058,711 and $356,934,493, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$62,682
Service Class 2	397,492
$460,174

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$233,292
Service Class	40,744
Service Class 2	103,348
Investor Class	265,391
$642,775

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $220 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,316,750	2.61%	$3,578

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,142 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $124,951 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,681.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$25,886,735	$11,995,444
Service Class	4,551,474	1,950,931
Service Class 2	11,706,390	4,482,500
Investor Class	13,387,892	5,889,221
Total	$55,532,491	$24,318,096

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	2,216,991	4,623,817	$45,688,665	$101,317,877
Reinvestment of distributions	1,329,570	627,836	25,886,735	11,995,444
Shares redeemed	(4,166,312)	(6,621,663)	(86,930,317)	(147,932,406)
Net increase (decrease)	(619,751)	(1,370,010)	$(15,354,917)	$(34,619,085)
Service Class
Shares sold	256,710	546,824	$5,273,567	$12,072,904
Reinvestment of distributions	234,854	102,660	4,551,474	1,950,931
Shares redeemed	(398,395)	(852,369)	(8,159,491)	(18,864,341)
Net increase (decrease)	93,169	(202,885)	$1,665,550	$(4,840,506)
Service Class 2
Shares sold	409,611	1,368,652	$8,092,752	$29,685,400
Reinvestment of distributions	607,178	237,546	11,706,390	4,482,500
Shares redeemed	(1,198,533)	(2,182,363)	(24,488,965)	(48,413,888)
Net increase (decrease)	(181,744)	(576,165)	$(4,689,823)	$(14,245,988)
Investor Class
Shares sold	859,130	2,227,804	$17,591,392	$49,686,587
Reinvestment of distributions	690,098	309,380	13,387,892	5,889,221
Shares redeemed	(1,780,497)	(4,206,328)	(36,556,771)	(93,704,636)
Net increase (decrease)	(231,269)	(1,669,144)	$(5,577,487)	$(38,128,828)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 21% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.79%
Actual		$1,000.00	$1,187.70	$4.29
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Service Class	.89%
Actual		$1,000.00	$1,186.90	$4.83
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Service Class 2	1.04%
Actual		$1,000.00	$1,186.30	$5.64
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Investor Class	.87%
Actual		$1,000.00	$1,187.40	$4.72
Hypothetical-C		$1,000.00	$1,020.48	$4.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Overseas Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2016. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP Overseas Portfolio

2018 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):
75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
8.00
7.00
6.00
5.00
4.00
7.41
7.14
7.08
7.19
4.61
18.00
16.00
14.00
12.00
10.00
16.14
16.26
14.94
14.10
10.09
45.0
40.0
35.0
30.0
25.0
42.5
40.7
37.8
37.6
28.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	74%	53%	89%
Service Class	72%	49%	87%
Service Class 2	68%	45%	83%
Investor Class	72%	50%	88%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Overseas Portfolio

The Board considered that effective August 1, 2014, the fund's individual fund fee rate was reduced from 0.450% to 0.424%. The Board considered that the chart below reflects the fund's lower management fee rate for 2014, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPOVRS-SANN-0819
1.705696.121

Fidelity® Variable Insurance Products: Floating Rate High Income Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.3
Intelsat Jackson Holdings SA	1.8
Asurion LLC	1.5
MA FinanceCo. LLC	1.2
TransDigm, Inc.	1.2
8.0

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Technology	15.5
Telecommunications	6.8
Energy	6.1
Gaming	5.7
Healthcare	5.5

Quality Diversification (% of fund's net assets)

As of June 30, 2019
BBB	3.6%
BB	28.6%
B	54.7%
CCC,CC,C	4.5%
Not Rated	1.1%
Equities	0.1%
Short-Term Investments and Net Other Assets	7.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Bank Loan Obligations	87.8%
Nonconvertible Bonds	4.7%
Common Stocks	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.4%

 * Foreign investments - 11.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.8%
	Principal Amount	Value
Aerospace - 1.4%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 6/13/26 (a)(b)	$250,000	$247,658
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (a)(b)	974,961	951,396
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 6/9/23 (a)(b)	1,724,434	1,691,567
Wesco Aircraft Hardware Corp. Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.41% 11/30/20 (a)(b)	299,000	296,384
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3396% 4/30/25 (a)(b)	372,188	371,257
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.34% 4/30/26 (a)(b)	120,000	119,250

TOTAL AEROSPACE		3,677,512

Air Transportation - 0.3%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (a)(b)	331,678	332,862
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (a)(b)	178,322	178,958
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1536% 10/5/24 (a)(b)	369,695	367,155

TOTAL AIR TRANSPORTATION		878,975

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 6/30/23 (a)(b)	734,576	731,131
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 5/22/26 (b)(c)	375,000	375,938
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 11/27/20 (a)(b)	147,812	139,775
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.601% 11/27/21 (a)(b)	500,000	410,000
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 4/18/23 (a)(b)	359,014	359,912

TOTAL AUTOMOTIVE & AUTO PARTS		2,016,756

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8866% 6/7/24 (a)(b)	910,000	910,910
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/27/26 (a)(b)(d)	623,438	623,438
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 2/13/25 (a)(b)	109,725	109,451
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/7/26 (b)(c)	415,000	415,174

TOTAL BANKS & THRIFTS		2,058,973

Broadcasting - 1.5%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/15/25 (a)(b)	1,020,561	1,017,377
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 11/18/24 (a)(b)	782,802	781,173
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (b)(c)	325,000	325,306
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.16% 12/18/20 (a)(b)	515,956	514,666
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/19/25 (a)(b)	169,150	168,622
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 10/19/26 (a)(b)	125,000	123,125
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (b)(c)	1,020,000	1,016,175

TOTAL BROADCASTING		3,946,444

Building Materials - 0.9%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 2/15/24 (a)(b)(d)	124,219	118,008
COVIA Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5978% 6/1/25 (a)(b)	371,250	298,325
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 6/1/25 (a)(b)	223,492	217,393
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.33% 7/2/25 (a)(b)	618,750	614,109
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 10/17/23 (a)(b)	496,250	495,451
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (a)(b)	372,188	367,401
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8422% 5/21/22 (a)(b)	326,684	326,074

TOTAL BUILDING MATERIALS		2,436,761

Cable/Satellite TV - 2.6%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.16% 5/1/24 (a)(b)	127,400	126,869
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 4/30/25 (a)(b)	2,341,850	2,338,337
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8943% 1/25/26 (a)(b)	495,000	487,926
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6443% 1/15/26 (a)(b)	997,500	980,672
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.14% 2/15/24 (a)(b)	490,973	486,799
Unitymedia Finance LLC Tranche E, term loan 3 month U.S. LIBOR + 2.000% 4.3942% 6/1/23 (a)(b)	500,000	498,580
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8943% 1/15/26 (a)(b)	150,000	149,351
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6536% 8/19/23 (a)(b)	1,582,371	1,543,603
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 1/19/21 (a)(b)	244,375	244,109

TOTAL CABLE/SATELLITE TV		6,856,246

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 3/13/25 (a)(b)	244,125	242,965
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 10/1/25 (a)(b)	473,881	464,702
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 5/9/25 (a)(b)	134,940	134,434
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6524% 11/15/26 (a)(b)	85,000	83,583
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 11/15/25 (a)(b)	288,550	284,461
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/15/26 (a)(b)	200,000	200,000

TOTAL CAPITAL GOODS		1,410,145

Chemicals - 2.4%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6/27/26 (b)(c)	265,000	264,669
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.1508% 5/31/23 (a)(b)	367,500	349,125
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 1/31/26 (a)(b)	412,925	411,249
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (a)(b)	997,500	983,166
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 3/13/25 (a)(b)	864,063	862,982
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.125% 10/11/24 (a)(b)	710,275	708,058
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6685% 10/1/25 (a)(b)	1,496,250	1,470,694
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.16% 4/3/25 (a)(b)	754,215	731,400
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.19% 10/30/24 (a)(b)	222,345	222,067
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4024% 9/6/24 (a)(b)	126,534	125,006
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 7/1/24 (a)(b)	359,145	357,910

TOTAL CHEMICALS		6,486,326

Consumer Products - 1.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4121% 6/11/26 (a)(b)	208,861	207,816
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (b)(c)(e)	41,139	40,934
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6685% 4/5/25 (a)(b)	990,000	965,250
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.94% 4/30/25 (a)(b)	496,250	407,918
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4024% 1/26/24 (a)(b)	135,720	134,973
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3942% 6/15/25 (a)(b)	193,050	173,102
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.35% 11/29/24 (a)(b)	660,474	647,813

TOTAL CONSUMER PRODUCTS		2,577,806

Containers - 3.2%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1676% 12/7/23 (a)(b)	536,305	482,449
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0218% 7/31/25 (a)(b)	361,350	355,478
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4331% 11/7/25 (a)(b)	905,850	878,167
Berry Global Group, Inc. Tranche U, term loan 3 month U.S. LIBOR + 2.500% 5/17/26 (b)(c)	750,000	744,458
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.4116% 10/1/22 (a)(b)	632,699	627,821
Tranche R, term loan 3 month U.S. LIBOR + 2.000% 4.4116% 1/19/24 (a)(b)	325,833	322,350
Tranche S, term loan 3 month U.S. LIBOR + 1.750% 4.1616% 2/8/20 (a)(b)	41,421	41,362
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.1616% 1/6/21 (a)(b)	859,167	855,945
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8535% 4/3/24 (a)(b)	490,000	472,644
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 5/16/24 (a)(b)	125,000	124,438
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/16/24 (a)(b)	706,238	692,410
Consolidated Container Co. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/22/26 (b)(c)	250,000	248,750
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4011% 4/3/25 (a)(b)	166,355	167,062
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 2/5/23 (a)(b)	2,358,082	2,338,510
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6402% 3/26/26 (a)(b)	210,000	209,803

TOTAL CONTAINERS		8,561,647

Diversified Financial Services - 3.9%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 4/4/24 (a)(b)	364,678	363,413
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 7/12/24 (a)(b)	147,375	145,026
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 10/22/24 (a)(b)	483,937	478,492
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1329% 1/15/25 (a)(b)	1,344,781	1,342,266
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0828% 10/31/24 (a)(b)	445,500	443,910
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 4/27/24 (a)(b)	612,500	603,466
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/27/26 (b)(c)	250,000	250,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 10/1/25 (a)(b)	1,841,373	1,784,401
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 12/27/22 (a)(b)	398,981	398,107
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.56% 2/9/23 (a)(b)	658,451	655,159
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 10/30/22 (a)(b)	500,000	499,465
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 7/3/24 (a)(b)	179,315	178,911
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (a)(b)	741,651	734,791
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9% 7/3/24 (a)(b)	294,773	294,159
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 6/30/24 (a)(b)	225,989	222,787
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 12/5/20 (a)(b)	384,762	382,839
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 4/9/23 (a)(b)	552,613	551,331
Tricorbraun Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1545% 11/30/23 (a)(b)	243,920	239,713
Trident Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/17/24 (a)(b)	912,483	861,730

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,429,966

Energy - 5.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 5/18/23 (a)(b)	966,475	947,146
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 11/3/25 (a)(b)	625,000	593,231
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/22/24 (a)(b)	915,336	867,281
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3834% 5/21/25 (a)(b)	346,500	325,277
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7774% 12/31/21 (a)(b)	1,457,333	1,476,279
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (a)(b)	625,000	596,431
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 1/15/25 (a)(b)	369,375	366,257
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5998% 3/27/24 (a)(b)	1,050,000	1,050,000
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0998% 7/29/21 (a)(b)	538,363	537,690
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9011% 5/7/25 (a)(b)	1,039,500	1,010,914
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 3/13/25 (a)(b)	740,630	729,061
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3299% 3/23/26 (a)(b)	94,010	92,835
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (a)(b)	89,322	87,721
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.41% 3/1/26 (a)(b)	600,000	589,314
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 1/31/24 (a)(b)	373,125	374,759
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2718% 3/28/22 (a)(b)	224,700	182,382
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 4/16/21 (a)(b)	228,509	227,880
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4024% 3/1/24 (a)(b)	1,300,000	663,000
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6329% 7/18/25 (a)(b)	1,023,084	1,018,398
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.649% 8/25/23 (a)(b)	441,029	359,254
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4036% 5/22/26 (a)(b)	625,000	621,094
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (b)(c)	125,000	125,156
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/30/24 (a)(b)	236,004	229,514
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 11/14/25 (a)(b)	577,100	575,657
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 3/1/26 (a)(b)	189,525	189,525
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.66% 12/9/21 (a)(b)	344,062	311,376
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 11/8/22 (a)(b)	108,350	107,673

TOTAL ENERGY		14,255,105

Entertainment/Film - 0.2%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (a)(b)	249,375	248,627
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 1/23/25 (a)(b)	281,438	279,504

TOTAL ENTERTAINMENT/FILM		528,131

Environmental - 0.8%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.250% 4.6354% 11/10/23 (a)(b)	243,146	242,720
GFL Environmental, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/31/25 (a)(b)	496,241	487,735
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 8/15/25 (a)(b)	742,500	740,644
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/8/26 (a)(b)	413,963	412,410
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 12/20/24 (a)(b)	315,381	313,804

TOTAL ENVIRONMENTAL		2,197,313

Food & Drug Retail - 2.4%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 12/6/24 (a)(b)	246,354	244,507
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 10/29/25 (a)(b)	497,500	494,669
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3113% 12/21/22 (a)(b)	404,057	403,956
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5424% 5/31/24 (a)(b)	1,364,688	1,303,850
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1354% 10/22/25 (a)(b)	317,884	317,487
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 5/1/26 (a)(b)	1,157,100	1,154,207
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0828% 11/20/25 (a)(b)	238,875	204,238
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 11/25/20 (a)(b)	27,555	27,142
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.7774% 11/25/22 (a)(b)	1,519,252	1,415,441
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 3/27/23 (a)(b)	701,818	702,260

TOTAL FOOD & DRUG RETAIL		6,267,757

Food/Beverage/Tobacco - 1.7%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1685% 10/1/25 (a)(b)	149,250	149,110
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 10/7/23 (a)(b)	1,220,903	1,199,159
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (a)(b)	499,616	490,662
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 5/24/24 (a)(b)	940,489	935,260
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 9.1269% 6/20/25 (a)(b)	250,000	230,313
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1269% 6/6/26 (a)(b)	500,000	501,250
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 6/30/22 (a)(b)	250,467	248,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/30/21 (a)(b)	477,592	475,404
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 6/27/23 (a)(b)	363,750	360,982

TOTAL FOOD/BEVERAGE/TOBACCO		4,590,728

Gaming - 5.5%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/1/23 (a)(b)	229,146	220,171
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/15/24 (a)(b)	246,210	245,518
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.3415% 10/19/24 (a)(b)	1,054,426	1,044,546
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6218% 9/15/23 (a)(b)	329,471	327,375
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 12/22/24 (a)(b)	1,708,863	1,678,599
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 8/8/21 (a)(b)	210,268	209,831
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/18/24 (a)(b)	817,331	813,538
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6875% 4/17/24 (a)(b)	418,991	417,025
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 3/15/24 (a)(b)	399,938	398,138
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 3/13/25 (a)(b)	668,250	656,556
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.41% 10/20/24 (a)(b)	482,500	480,088
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1488% 10/4/23 (a)(b)	1,573,648	1,559,170
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/27/25 (a)(b)	1,399,340	1,387,725
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/29/26 (a)(b)	375,000	375,390
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 10/15/25 (a)(b)	616,900	614,105
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2159% 8/14/24 (a)(b)	1,439,241	1,416,256
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8299% 7/10/25 (a)(b)	1,338,147	1,337,451
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.91% 6/8/23 (a)(b)	667,731	664,272
Twin River Management Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1616% 5/10/26 (a)(b)	70,000	69,796
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.16% 12/31/21 (a)(b)	360,000	354,600
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.69% 10/30/24 (a)(b)	374,063	370,685

TOTAL GAMING		14,640,835

Healthcare - 4.6%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 6/22/24 (a)(b)	516,361	515,555
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/9/26 (a)(b)	249,375	249,168
CVS Holdings I LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 2/6/25 (a)(b)	158,000	157,736
Excelsior Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 7/2/25 (a)(b)	495,000	482,625
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0219% 8/18/22 (a)(b)(d)	14,850	14,553
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 6/7/23 (a)(b)	620,237	592,103
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 2/2/25 (a)(b)	1,608,107	1,605,421
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6799% 6/30/25 (a)(b)	332,601	319,436
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 9/27/24 (a)(b)	429,674	411,030
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 10/21/23 (a)(b)	286,701	286,342
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9375% 2/22/24 (a)(b)	276,500	260,140
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9036% 11/16/25 (a)(b)	1,243,750	1,235,529
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 8/31/24 (a)(b)	865,878	834,126
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.6524% 3/8/26 (a)(b)	119,541	119,391
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 6/23/24 (a)(b)	536,209	524,144
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6/13/26 (b)(c)	1,000,000	980,160
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1616% 11/27/25 (a)(b)	585,938	582,129
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4116% 6/1/25 (a)(b)	903,710	903,150
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 5/6/26 (a)(b)	124,688	124,464
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0448% 2/11/26 (a)(b)	1,745,625	1,739,812
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 12/1/24 (a)(b)	369,375	360,510

TOTAL HEALTHCARE		12,297,524

Homebuilders/Real Estate - 1.5%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 8/21/25 (a)(b)	868,438	864,460
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 12/7/25 (a)(b)	248,750	249,372
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 1/30/24 (a)(b)	438,873	432,566
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 1/30/24 (a)(b)	24,753	24,397
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 3/23/25 (a)(b)	527,288	523,581
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 10/24/22 (a)(b)	224,425	218,569
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 12/22/24 (a)(b)	1,693,182	1,672,017

TOTAL HOMEBUILDERS/REAL ESTATE		3,984,962

Hotels - 1.8%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 2/1/26 (a)(b)	259,350	259,998
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 8/30/23 (a)(b)	282,727	282,198
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 11/30/23 (a)(b)	978,712	976,128
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 8/31/25 (a)(b)	1,313,400	1,312,310
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5413% 3/18/26 (a)(b)	500,000	469,295
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5412% 3/18/27 (a)(b)	250,000	238,750
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/31/25 (a)(b)	496,250	494,181
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 5/30/25 (a)(b)	794,000	791,150

TOTAL HOTELS		4,824,010

Insurance - 4.0%
Acrisure LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.750% 6.2718% 11/22/23 (a)(b)	990,000	981,338
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7718% 11/22/23 (a)(b)	65,679	65,296
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4036% 5/10/25 (a)(b)	835,926	810,940
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6616% 5/10/25 (a)(b)	500,000	492,815
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1566% 1/25/24 (a)(b)	243,750	241,820
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 11/3/23 (a)(b)	1,286,307	1,283,092
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 11/3/24 (a)(b)	495,000	493,763
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4024% 8/4/22 (a)(b)	659,118	657,233
3 month U.S. LIBOR + 6.500% 8.9024% 8/4/25 (a)(b)	1,645,000	1,666,599
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5864% 4/25/25 (a)(b)	2,432,931	2,370,162
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (a)(b)	1,603,754	1,561,655

TOTAL INSURANCE		10,624,713

Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 7/31/24 (a)(b)	399,297	397,301
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9185% 1/4/26 (a)(b)	190,000	191,583
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/28/25 (a)(b)	1,130,369	1,110,938
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 2/1/24 (a)(b)	2,260,522	2,205,139
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 9/8/24 (a)(b)	75,000	75,188
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/8/24 (a)(b)	307,940	306,915
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2718% 6/10/22 (a)(b)	444,889	442,665
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 5/7/26 (a)(b)(d)	250,000	250,313
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/31/24 (a)(b)	218,325	217,388
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 7/6/24 (a)(b)	245,625	245,473
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 12/21/25 (a)(b)	374,063	354,892
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9011% 6/10/26 (a)(b)	268,287	267,952
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.9011% 6/10/27 (a)(b)	60,000	59,250
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/10/26 (b)(c)(e)	36,713	36,667
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 12/15/24 (a)(b)	615,631	603,060

TOTAL LEISURE		6,764,724

Metals/Mining - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 3/21/25 (a)(b)	286,749	285,674
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (a)(b)	465,745	309,138

TOTAL METALS/MINING		594,812

Paper - 0.6%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.44% 12/29/23 (a)(b)	700,077	664,198
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/29/25 (a)(b)	860,891	815,384

TOTAL PAPER		1,479,582

Publishing/Printing - 1.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/7/23 (a)(b)	777,440	743,956
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9375% 2/12/26 (a)(b)	248,750	247,091
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0799% 11/3/23 (a)(b)	643,774	554,720
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/29/21 (a)(b)	355,325	334,538
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8108% 3/13/25 (a)(b)	790,000	776,373
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4024% 5/4/22 (a)(b)	572,192	544,658
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.8328% 6/1/22 (a)(b)	108,339	108,881
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/24/21 (a)(b)	477,247	475,458
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4385% 10/2/24 (a)(b)	245,625	238,256
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/24/22 (a)(b)	565,414	564,849

TOTAL PUBLISHING/PRINTING		4,588,780

Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/17/24 (a)(b)	2,069,899	2,052,657
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6798% 3/16/25 (a)(b)	368,087	363,394
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1318% 4/3/25 (a)(b)	316,139	314,903
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.7001% 3/1/26 (a)(b)	374,063	359,257
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6524% 7/28/21 (a)(b)	493,523	486,431
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/1/25 (a)(b)	149,250	148,784
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/1/25 (a)(b)	251,813	248,665

TOTAL RESTAURANTS		3,974,091

Services - 5.2%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 9/26/21 (a)(b)	249,402	89,707
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 6/13/25 (a)(b)	695,000	688,196
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 6/13/24 (a)(b)	1,403,548	1,365,737
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.66% 10/19/23 (a)(b)	447,350	445,672
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/11/25 (a)(b)	699,497	696,524
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0799% 3/28/24 (a)(b)	242,794	241,884
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7881% 6/21/24 (a)(b)	736,231	710,772
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 11/7/23 (a)(b)	139,078	138,938
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 2/7/26 (a)(b)	498,750	500,371
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/29/25 (a)(b)	715,987	713,811
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (a)(b)	738,497	714,363
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 3/9/23 (a)(b)	39,096	38,986
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (a)(b)	1,099,884	1,094,384
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/27/25 (a)(b)	1,478,427	1,463,184
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 10/31/25 (a)(b)	497,500	493,923
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (a)(b)	1,811,332	1,773,167
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8328% 7/30/25 (a)(b)	372,188	369,552
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 8/29/25 (a)(b)	930,325	917,924
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 5/15/23 (a)(b)	5,962	5,783
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (a)(b)	97,024	95,084
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (a)(b)	656,608	643,476
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 5/14/23 (a)(b)	34,038	33,017
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 6/21/26 (a)(b)	375,000	365,625
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 12/7/23 (a)(b)	266,533	260,203

TOTAL SERVICES		13,860,283

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 6/14/21 (a)(b)	158,442	157,979
Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.439% 7/2/22 (a)(b)	418,408	297,488
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 9/25/24 (a)(b)	6,426,541	6,127,950
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1443% 2/3/24 (a)(b)	992,211	992,311
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4% 11/17/24 (a)(b)	430,356	431,165
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.89% 7/18/23 (a)(b)	29,889	29,889
3 month U.S. LIBOR + 8.000% 10.39% 1/18/24 (a)(b)	119,558	90,864
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6875% 12/1/22 (a)(b)	375,000	375,626
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 8/19/23 (a)(b)	493,302	479,658
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.91% 8/19/22 (a)(b)	242,581	240,718
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8328% 1/26/23 (a)(b)	323,915	250,406
PetSmart, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.67% 3/11/22 (a)(b)	363,292	353,189
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/24 (b)(c)	310,000	308,881
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (a)(b)(d)(f)	189,955	190
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.601% 4/9/26 (a)(b)	695,000	666,220
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 9/12/24 (a)(b)	100,000	95,000
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 5/31/25 (a)(b)	866,870	833,279

TOTAL SUPER RETAIL		11,572,834

Technology - 15.2%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 8/10/25 (a)(b)	992,500	847,099
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/23/26 (a)(b)	249,375	247,974
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 2/28/25 (a)(b)	653,361	654,720
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (a)(b)	995,000	940,583
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8151% 9/5/25 (a)(b)	377,150	375,264
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5828% 4/19/25 (a)(b)	223,308	220,937
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6875% 11/15/25 (a)(b)	567,695	566,633
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 4/30/25 (a)(b)	620,313	621,460
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 4/4/26 (a)(b)	1,365,000	1,359,540
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/23/25 (a)(b)	518,023	516,728
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 11/29/24 (a)(b)	370,313	365,684
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/2/26 (a)(b)	250,000	250,625
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.41% 9/7/23 (a)(b)	515,498	512,622
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/25 (a)(b)	767,287	740,432
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 2/1/26 (a)(b)(d)	55,000	52,800
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4024% 10/31/24 (a)(b)	1,149,290	1,143,544
3 month U.S. LIBOR + 8.000% 10.4024% 10/31/25 (a)(b)	200,000	198,000
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 8/23/26 (a)(b)	41,029	41,235
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 8/23/25 (a)(b)	474,088	472,784
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9036% 8/14/25 (a)(b)	323,375	309,092
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2706% 2/9/23 (a)(b)	488,777	484,808
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5411% 1/31/24 (a)(b)	133,629	133,964
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 6/1/22 (a)(b)	916,093	909,387
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 3/8/26 (a)(b)	45,000	43,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 3/8/25 (a)(b)	589,050	566,224
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8299% 12/2/24 (a)(b)	157,600	157,009
3 month U.S. LIBOR + 7.500% 10.0955% 12/1/25 (a)(b)	125,000	124,791
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.4036% 7/10/22 (a)(b)	1,185,720	1,184,250
3 month U.S. LIBOR + 2.000% 4.4036% 4/26/24 (a)(b)	347,483	347,053
Global Payments, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 4/22/23 (a)(b)	302,277	301,824
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 10/12/25 (a)(b)	497,500	496,410
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 2/15/24 (a)(b)	740,146	739,961
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 7/7/25 (a)(b)	40,000	40,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/1/24 (a)(b)	374,171	371,365
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 2/1/22 (a)(b)	769,230	766,760
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (a)(b)	960,000	990,605
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (a)(b)	1,666,733	1,662,366
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.67% 1/20/24 (a)(b)	702,706	700,071
3 month U.S. LIBOR + 9.000% 11.42% 1/20/25 (a)(b)	250,000	246,000
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 11/20/21 (a)(b)	372,828	368,324
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9024% 6/21/24 (a)(b)	2,536,542	2,482,641
3 month U.S. LIBOR + 2.500% 4.9024% 6/21/24 (a)(b)	371,926	364,022
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1524% 9/29/24 (a)(b)	1,378,185	1,375,387
3 month U.S. LIBOR + 8.500% 10.9024% 9/29/25 (a)(b)	218,750	220,938
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 9/15/24 (a)(b)	442,741	434,439
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.66% 9/4/25 (a)(b)	198,500	194,083
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 5/30/25 (a)(b)	182,688	182,803
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.78% 4/26/24 (a)(b)	375,000	372,188
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0238% 5/22/26 (a)(b)	250,000	248,645
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 5/31/25 (a)(b)	385,165	372,967
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4811% 5/31/26 (a)(b)	225,000	213,750
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8151% 8/1/25 (a)(b)	363,175	358,069
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 3/3/23 (a)(b)	1,221,892	1,212,349
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5799% 9/30/22 (a)(b)	654,442	652,315
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (a)(b)	749,941	746,566
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (a)(b)	514,302	511,988
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (a)(b)	1,037,062	1,032,883
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 9/30/23 (a)(b)	403,567	402,308
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4011% 3/9/23 (a)(b)	395,000	362,413
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/1/24 (a)(b)	612,500	609,566
TIBCO Software, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (b)(c)	375,000	375,469
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.91% 12/4/20 (a)(b)	224,636	224,847
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 9/28/24 (a)(b)	882,755	874,483
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4106% 4/4/25 (a)(b)	1,137,747	1,137,269
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 4/8/26 (a)(b)	820,000	821,025
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.1444% 8/9/24 (a)(b)	370,313	369,913
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 8/27/25 (a)(b)	868,438	867,899
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/2/25 (a)(b)	1,243,750	1,193,478
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 7/2/26 (a)(b)	325,000	315,387
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1606% 10/11/26 (a)(b)	182,952	179,293
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1606% 10/11/25 (a)(b)	499,772	492,275
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/17/26 (a)(b)	291,759	288,894

TOTAL TECHNOLOGY		40,562,893

Telecommunications - 6.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1443% 7/15/25 (a)(b)	490,307	464,105
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4811% 5/22/24 (a)(b)	176,667	176,151
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 12/22/23 (a)(b)	397,222	395,609
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.16% 6/15/24 (a)(b)	2,209,820	2,163,789
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.15% 5/31/25 (a)(b)	495,000	442,406
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1541% 11/27/23 (a)(b)	2,970,000	2,936,588
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9041% 1/2/24 (a)(b)	200,000	200,392
Tranche B-5, term loan 6.625% 1/2/24	1,635,000	1,640,445
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/22/24 (a)(b)	1,375,000	1,363,313
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6443% 7/17/25 (a)(b)	932,865	916,829
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 2/10/24 (a)(b)	307,913	250,949
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/1/24 (a)(b)	250,000	247,188
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/24 (a)(b)	982,435	958,543
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/2/26 (a)(b)	656,000	656,820
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8942% 4/15/26 (a)(b)	375,000	374,299
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.41% 4/11/25 (a)(b)	717,750	708,204
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8299% 11/1/24 (a)(b)	566,560	523,598
3 month U.S. LIBOR + 8.250% 10.5799% 11/1/25 (a)(b)	175,000	161,438
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 7/31/25 (a)(b)	578,028	549,334
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.0818% 1/31/26 (a)(b)	494,975	478,888
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.3942% 8/14/26 (a)(b)	124,375	121,577
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 2/3/24 (a)(b)	576,910	567,535
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.91% 2/26/21 (a)(b)	250,000	250,000

TOTAL TELECOMMUNICATIONS		16,548,000

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5611% 6/15/23 (a)(b)	262,575	246,492
Transportation Ex Air/Rail - 0.5%
IBC Capital Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.152% 9/11/23 (a)(b)	370,313	369,079
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.44% 6/22/22 (a)(b)	670,161	668,485
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.44% 9/14/20 (a)(b)	221,941	220,277

TOTAL TRANSPORTATION EX AIR/RAIL		1,257,841

Utilities - 2.6%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 8/1/26 (a)(b)	230,000	232,516
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8/1/25 (b)(c)	195,000	194,756
3 month U.S. LIBOR + 3.500% 5.9024% 8/1/25 (a)(b)	1,243,750	1,240,641
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.53% 11/28/24 (a)(b)	234,163	223,918
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 11/13/21 (a)(b)	260,363	253,203
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 6/26/25 (a)(b)	1,064,250	1,062,920
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 8/28/25 (a)(b)	389,584	391,045
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4024% 2/15/24 (a)(b)	322,576	308,966
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.33% 12/3/25 (a)(b)	429,254	428,988
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0799% 12/19/20 (a)(b)	360,020	342,919
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.91% 3/23/25 (a)(b)	217,112	217,230
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 8/4/23 (a)(b)	508,017	507,067
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 11/30/23 (a)(b)	844,450	802,228
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4067% 12/31/25 (a)(b)	811,563	810,248

TOTAL UTILITIES		7,016,645

TOTAL BANK LOAN OBLIGATIONS
(Cost $238,748,448)		234,173,591

Nonconvertible Bonds - 4.7%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (g)	500,000	523,125
Broadcasting - 0.0%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (g)	125,000	124,688
Chemicals - 0.1%
OCI NV 6.625% 4/15/23 (g)	95,000	98,800
TPC Group, Inc. 8.75% 12/15/20 (g)	215,000	214,194

TOTAL CHEMICALS		312,994

Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (g)	255,000	257,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.0968% 7/15/21 (a)(b)(g)	145,000	145,000
6.875% 2/15/21 (a)	86,634	86,851
Silgan Holdings, Inc. 4.75% 3/15/25	180,000	181,350

TOTAL CONTAINERS		670,751

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	328,069
EG Global Finance PLC 6.75% 2/7/25 (g)	125,000	124,025
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (g)	250,000	257,125
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (g)	100,000	105,580

TOTAL DIVERSIFIED FINANCIAL SERVICES		814,799

Energy - 0.7%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	115,000	132,262
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	385,000	385,000
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(g)	525,000	524,587
Denbury Resources, Inc.:
7.75% 2/15/24 (g)	125,000	103,750
9% 5/15/21 (g)	125,000	123,125
9.25% 3/31/22 (g)	125,000	117,188
W&T Offshore, Inc. 9.75% 11/1/23 (g)	500,000	478,750

TOTAL ENERGY		1,864,662

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (g)	105,000	106,807
Food/Beverage/Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (g)	450,000	417,051
Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	200,000	204,500
Scientific Games Corp. 5% 10/15/25 (g)	200,000	202,000

TOTAL GAMING		406,500

Healthcare - 0.9%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	192,500
HCA Holdings, Inc. 4.25% 10/15/19	500,000	502,025
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	379,688
5.125% 5/1/25	375,000	376,875
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	125,000	130,313
6.5% 3/15/22 (g)	220,000	227,975
7% 3/15/24 (g)	250,000	265,650
9% 12/15/25 (g)	180,000	201,114

TOTAL HEALTHCARE		2,276,140

Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125% 2/15/24 (g)	210,000	216,825
HUB International Ltd. 7% 5/1/26 (g)	300,000	304,125

TOTAL INSURANCE		520,950

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	200,000	201,000
7.25% 11/30/21 (g)	265,000	273,944

TOTAL LEISURE		474,944

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (g)	125,000	128,281
6% 3/1/26 (g)	125,000	128,125

TOTAL PAPER		256,406

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (g)	250,000	252,813
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	170,000	136,850
Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (g)	125,000	124,375
Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (g)	235,000	242,016
Uber Technologies, Inc. 7.5% 11/1/23 (g)	500,000	530,000

TOTAL TECHNOLOGY		772,016

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	225,000	226,148
Frontier Communications Corp. 8% 4/1/27 (g)	685,000	712,400
SFR Group SA:
6.25% 5/15/24 (g)	216,000	222,480
7.375% 5/1/26 (g)	485,000	497,125

TOTAL TELECOMMUNICATIONS		1,658,153

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	80,000	76,975
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (g)	500,000	529,730
5.25% 5/15/24 (g)	200,000	213,678

TOTAL TRANSPORTATION EX AIR/RAIL		743,408

TOTAL NONCONVERTIBLE BONDS
(Cost $12,360,182)		12,534,407
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Expro Holdings U.S., Inc. (d)(h)	7,968	139,440
Expro Holdings U.S., Inc. (d)(g)(h)	2,922	51,135

TOTAL ENERGY		190,575

Super Retail - 0.0%
David's Bridal, Inc. (d)	2,295	1,193
TOTAL COMMON STOCKS
(Cost $271,843)		191,768

Money Market Funds - 8.7%
Fidelity Cash Central Fund 2.42% (i)
(Cost $23,198,567)	23,195,823	23,200,462
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $274,579,040)		270,100,228
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,373,176)
NET ASSETS - 100%		$266,727,052

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Level 3 security

 (e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $77,852 and $77,601, respectively.

 (f) Non-income producing - Security is in default.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,269,072 or 3.9% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$209,517
Total	$209,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,193	$--	$--	$1,193
Energy	190,575	--	--	190,575
Bank Loan Obligations	234,173,591	--	233,114,289	1,059,302
Corporate Bonds	12,534,407	--	12,534,407	--
Money Market Funds	23,200,462	23,200,462	--	--
Total Investments in Securities:	$270,100,228	$23,200,462	$245,648,696	$1,251,070

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Luxembourg	4.5%
Canada	2.2%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $251,380,473)	$246,899,766
Fidelity Central Funds (cost $23,198,567)	23,200,462
Total Investment in Securities (cost $274,579,040)		$270,100,228
Cash		131,117
Receivable for investments sold		3,220,202
Receivable for fund shares sold		19,134
Interest receivable		1,648,630
Distributions receivable from Fidelity Central Funds		41,376
Other receivables		1,283
Total assets		275,161,970
Liabilities
Payable for investments purchased	$7,754,623
Payable for fund shares redeemed	481,041
Accrued management fee	123,294
Other affiliated payables	33,285
Other payables and accrued expenses	42,675
Total liabilities		8,434,918
Net Assets		$266,727,052
Net Assets consist of:
Paid in capital		$268,213,715
Total distributable earnings (loss)		(1,486,663)
Net Assets		$266,727,052
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($13,144,016 ÷ 1,313,524 shares)		$10.01
Investor Class:
Net Asset Value, offering price and redemption price per share ($253,583,036 ÷ 25,358,848 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$44
Interest		7,580,023
Income from Fidelity Central Funds		209,517
Total income		7,789,584
Expenses
Management fee	$736,078
Transfer agent fees	133,177
Accounting fees and expenses	65,319
Custodian fees and expenses	12,033
Independent trustees' fees and expenses	651
Audit	32,068
Legal	1,836
Miscellaneous	732
Total expenses before reductions	981,894
Expense reductions	(3,587)
Total expenses after reductions		978,307
Net investment income (loss)		6,811,277
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(447,743)
Fidelity Central Funds	400
Total net realized gain (loss)		(447,343)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,488,544
Fidelity Central Funds	(400)
Total change in net unrealized appreciation (depreciation)		8,488,144
Net gain (loss)		8,040,801
Net increase (decrease) in net assets resulting from operations		$14,852,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,811,277	$10,694,401
Net realized gain (loss)	(447,343)	(773,653)
Change in net unrealized appreciation (depreciation)	8,488,144	(12,535,397)
Net increase (decrease) in net assets resulting from operations	14,852,078	(2,614,649)
Distributions to shareholders	(2,367,950)	(9,661,163)
Share transactions - net increase (decrease)	(11,903,954)	91,338,767
Total increase (decrease) in net assets	580,174	79,062,955
Net Assets
Beginning of period	266,146,878	187,083,923
End of period	$266,727,052	$266,146,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$9.93	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.256	.438	.402	.412	.400	.242
Net realized and unrealized gain (loss)	.293	(.452)	(.027)	.445	(.408)	(.322)
Total from investment operations	.549	(.014)	.375	.857	(.008)	(.080)
Distributions from net investment income	(.089)	(.366)	(.305)	(.337)	(.359)	(.190)
Tax return of capital	–	–	–	–	(.023)	–
Total distributions	(.089)	(.366)	(.305)	(.337)	(.382)	(.190)
Net asset value, end of period	$10.01	$9.55	$9.93	$9.86	$9.34	$9.73
Total ReturnC,D,E	5.77%	(.16)%	3.81%	9.18%	(.09)%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.73%	.76%	.76%	.84%H
Expenses net of fee waivers, if any	.71%H	.71%	.73%	.76%	.76%	.77%H
Expenses net of all reductions	.71%H	.71%	.72%	.76%	.76%	.77%H
Net investment income (loss)	5.20%H	4.37%	4.01%	4.23%	4.03%	3.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,144	$12,905	$6,602	$6,810	$7,326	$10,912
Portfolio turnover rateI	25%H	45%	68%	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.93	$9.86	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.254	.434	.398	.409	.394	.238
Net realized and unrealized gain (loss)	.295	(.461)	(.025)	.446	(.402)	(.322)
Total from investment operations	.549	(.027)	.373	.855	(.008)	(.084)
Distributions from net investment income	(.089)	(.363)	(.303)	(.335)	(.359)	(.186)
Tax return of capital	–	–	–	–	(.023)	–
Total distributions	(.089)	(.363)	(.303)	(.335)	(.382)	(.186)
Net asset value, end of period	$10.00	$9.54	$9.93	$9.86	$9.34	$9.73
Total ReturnC,D,E	5.78%	(.30)%	3.79%	9.16%	(.09)%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.74%	.76%	.79%	.79%	.82%H
Expenses net of fee waivers, if any	.75%H	.74%	.76%	.79%	.79%	.80%H
Expenses net of all reductions	.74%H	.74%	.76%	.79%	.79%	.80%H
Net investment income (loss)	5.17%H	4.33%	3.97%	4.20%	3.99%	3.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$253,583	$253,242	$180,482	$145,821	$106,675	$95,300
Portfolio turnover rateI	25%H	45%	68%	54%	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$746,704
Gross unrealized depreciation	(4,964,310)
Net unrealized appreciation (depreciation)	$(4,217,606)
Tax cost	$274,317,834

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,263,983)
Long-term	(2,250,138)
Total capital loss carryforward	$(3,514,121)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $30,759,966 and $41,173,387, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$4,479
Investor Class	128,698
$133,177

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $350 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,881.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $706.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$118,263	$463,181
Investor Class	2,249,687	9,197,982
Total	$2,367,950	$9,661,163

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	134,533	1,122,777	$1,336,064	$11,274,590
Reinvestment of distributions	12,130	48,021	118,263	463,181
Shares redeemed	(184,786)	(483,839)	(1,829,079)	(4,817,338)
Net increase (decrease)	(38,123)	686,959	$(374,752)	$6,920,433
Investor Class
Shares sold	2,099,429	13,087,336	$20,747,164	$131,674,927
Reinvestment of distributions	230,902	952,701	2,248,987	9,195,129
Shares redeemed	(3,505,870)	(5,685,256)	(34,525,353)	(56,451,722)
Net increase (decrease)	(1,175,539)	8,354,781	$(11,529,202)	$84,418,334

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.71%
Actual		$1,000.00	$1,057.70	$3.62
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Investor Class	.75%
Actual		$1,000.00	$1,057.80	$3.83
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Floating Rate High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Floating Rate High Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Floating Rate High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

The Board further considered that FMR has contractually agreed to reimburse Initial Class and Investor Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.77% and 0.80% through April 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPFHI-SANN-0819
1.9859332.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019